UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2017
Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)
As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (106.9%)
	United States Treasury Bill	0.516%–0.728%	6/1/17	1,073,893	1,073,902
	United States Treasury Bill	0.617%–0.742%	6/8/17	828,511	828,406
	United States Treasury Bill	0.794%–0.797%	6/15/17	918,650	918,366
	United States Treasury Bill	0.751%–0.762%	6/22/17	731,027	730,705
	United States Treasury Bill	0.782%	6/29/17	1,108,035	1,107,363
	United States Treasury Bill	0.792%–0.793%	7/6/17	1,319,389	1,318,376
	United States Treasury Bill	0.827%	7/13/17	1,445,800	1,444,408
	United States Treasury Bill	0.822%	7/20/17	1,044,785	1,043,619
	United States Treasury Bill	0.822%	7/27/17	650,000	649,171
	United States Treasury Bill	0.847%	8/3/17	606,400	605,503
	United States Treasury Bill	0.902%	8/10/17	569,300	568,304
	United States Treasury Bill	0.907%	8/17/17	978,400	976,506
	United States Treasury Bill	0.922%	8/24/17	1,264,500	1,261,786
	United States Treasury Bill	0.673%–0.962%	8/31/17	1,926,400	1,922,185
	United States Treasury Bill	0.960%	10/26/17	60,994	60,756
	United States Treasury Bill	0.980%	11/2/17	500,000	497,914
	United States Treasury Bill	1.016%	11/9/17	27,770	27,644
	United States Treasury Bill	1.067%	11/24/17	23,467	23,345
2	United States Treasury Floating Rate Note	1.039%	7/31/17	100,000	99,993
2	United States Treasury Floating Rate Note	1.130%	10/31/17	100,000	99,950
2	United States Treasury Floating Rate Note	1.234%	1/31/18	135,000	135,028
2	United States Treasury Floating Rate Note	1.132%	10/31/18	899,825	899,837
Total U.S. Government and Agency Obligations (Cost $16,293,067)					16,293,067
Total Investments (106.9%) (Cost $16,293,067)					16,293,067
Other Assets and Liabilities-Net (-6.9%)					(1,046,924)
Net Assets (100%)					15,246,143

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted

Treasury Money Market Fund

price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (6.9%)
Walt Disney Co.	46,555	5,025
McDonald's Corp.	24,291	3,665
General Motors Co.	106,398	3,610
Ford Motor Co.	304,674	3,388
Target Corp.	43,517	2,400
NIKE Inc. Class B	44,520	2,359
Carnival Corp.	32,589	2,088
Lowe's Cos. Inc.	24,335	1,917
Delphi Automotive plc	21,041	1,851
VF Corp.	25,835	1,390
Twenty-First Century Fox Inc. Class A	42,664	1,157
Whirlpool Corp.	5,816	1,079
Genuine Parts Co.	11,582	1,073
Viacom Inc. Class B	27,094	943
DR Horton Inc.	26,498	866
Lennar Corp. Class A	15,861	814
Newell Brands Inc.	14,672	777
Best Buy Co. Inc.	12,733	756
Royal Caribbean Cruises Ltd.	6,409	706
BorgWarner Inc.	15,590	663
PVH Corp.	6,175	654
Goodyear Tire & Rubber Co.	19,601	631
* Mohawk Industries Inc.	2,606	624
Macy's Inc.	23,736	558
Twenty-First Century Fox Inc.	19,755	531
Kohl's Corp.	13,765	529
News Corp. Class A	39,108	523
L Brands Inc.	9,939	513
* CarMax Inc.	8,109	509
Coach Inc.	10,957	506
PulteGroup Inc.	22,280	505
* DISH Network Corp. Class A	7,617	486
* Chipotle Mexican Grill Inc. Class A	1,015	484
Staples Inc.	50,730	461
H&R Block Inc.	16,637	442
Omnicom Group Inc.	5,155	432
Bed Bath & Beyond Inc.	11,728	404
TEGNA Inc.	16,762	398
Gap Inc.	17,125	385
^ Nordstrom Inc.	8,938	374
Tiffany & Co.	4,091	356
Interpublic Group of Cos. Inc.	13,731	342
Ralph Lauren Corp. Class A	4,398	298
Hanesbrands Inc.	14,192	293
Wyndham Worldwide Corp.	2,717	274
Mattel Inc.	11,552	265
Signet Jewelers Ltd.	5,434	261
Foot Locker Inc.	4,053	241
Tractor Supply Co.	4,357	240

Leggett & Platt Inc.	4,169	217
* AutoNation Inc.	5,080	201
* TripAdvisor Inc.	3,704	143
		49,607
Consumer Staples (12.1%)
Wal-Mart Stores Inc.	117,533	9,238
Procter & Gamble Co.	101,765	8,964
Coca-Cola Co.	147,784	6,720
Philip Morris International Inc.	54,490	6,528
Costco Wholesale Corp.	34,261	6,182
CVS Health Corp.	80,058	6,151
PepsiCo Inc.	49,015	5,728
Mondelez International Inc. Class A	119,156	5,551
Walgreens Boots Alliance Inc.	66,558	5,392
Kraft Heinz Co.	46,551	4,292
Colgate-Palmolive Co.	30,305	2,314
Kroger Co.	72,123	2,148
Archer-Daniels-Midland Co.	44,581	1,854
Kimberly-Clark Corp.	13,317	1,728
Molson Coors Brewing Co. Class B	14,379	1,363
Tyson Foods Inc. Class A	22,512	1,291
Conagra Brands Inc.	32,273	1,244
JM Smucker Co.	9,076	1,160
General Mills Inc.	20,374	1,156
Sysco Corp.	18,233	995
Whole Foods Market Inc.	24,840	869
Hormel Foods Corp.	21,031	707
Estee Lauder Cos. Inc. Class A	7,278	685
Kellogg Co.	9,066	649
* Monster Beverage Corp.	12,545	634
Clorox Co.	4,492	610
Mead Johnson Nutrition Co.	6,582	588
Dr Pepper Snapple Group Inc.	5,718	531
Coty Inc. Class A	21,312	404
Church & Dwight Co. Inc.	6,985	361
Campbell Soup Co.	5,890	339
McCormick & Co. Inc.	3,195	333
Brown-Forman Corp. Class B	5,652	294
		87,003
Energy (10.8%)
Exxon Mobil Corp.	323,640	26,053
Chevron Corp.	147,758	15,290
ConocoPhillips	96,460	4,311
Schlumberger Ltd.	59,849	4,165
Kinder Morgan Inc.	149,855	2,811
Phillips 66	34,434	2,621
Valero Energy Corp.	35,206	2,164
Marathon Petroleum Corp.	41,156	2,142
Occidental Petroleum Corp.	33,971	2,002
EOG Resources Inc.	21,591	1,950
Halliburton Co.	28,502	1,288
Anadarko Petroleum Corp.	21,797	1,101
* TechnipFMC plc	36,429	1,055
Baker Hughes Inc.	18,909	1,043
Williams Cos. Inc.	35,454	1,014
National Oilwell Varco Inc.	29,528	965

Hess Corp.	20,982	963
Marathon Oil Corp.	66,061	860
Tesoro Corp.	9,126	760
* Concho Resources Inc.	5,311	673
Devon Energy Corp.	18,410	626
Noble Energy Inc.	20,588	591
Apache Corp.	10,670	499
^ Helmerich & Payne Inc.	8,463	446
Cabot Oil & Gas Corp.	19,269	428
Cimarex Energy Co.	3,267	351
EQT Corp.	5,448	301
* Transocean Ltd.	30,392	276
ONEOK Inc.	5,016	249
Range Resources Corp.	9,041	208
* Newfield Exploration Co.	5,125	166
* Chesapeake Energy Corp.	31,523	159
		77,531
Financials (25.9%)
* Berkshire Hathaway Inc. Class B	148,243	24,502
JPMorgan Chase & Co.	278,797	22,903
Wells Fargo & Co.	351,467	17,974
Bank of America Corp.	782,470	17,535
Citigroup Inc.	216,257	13,092
Goldman Sachs Group Inc.	28,916	6,109
Chubb Ltd.	36,355	5,206
Morgan Stanley	112,158	4,681
PNC Financial Services Group Inc.	37,946	4,504
American International Group Inc.	68,666	4,369
MetLife Inc.	84,864	4,293
Bank of New York Mellon Corp.	80,974	3,815
Prudential Financial Inc.	33,564	3,519
Capital One Financial Corp.	37,516	2,886
US Bancorp	54,690	2,783
Travelers Cos. Inc.	21,831	2,726
BB&T Corp.	63,098	2,628
Allstate Corp.	28,533	2,464
American Express Co.	30,728	2,364
Aflac Inc.	31,333	2,362
State Street Corp.	28,095	2,289
SunTrust Banks Inc.	38,357	2,047
BlackRock Inc.	4,842	1,982
Progressive Corp.	45,285	1,921
M&T Bank Corp.	12,034	1,883
Synchrony Financial	60,122	1,614
Willis Towers Watson plc	9,940	1,458
Hartford Financial Services Group Inc.	29,268	1,446
Fifth Third Bancorp	58,555	1,390
Principal Financial Group Inc.	20,843	1,311
Regions Financial Corp.	94,078	1,302
Lincoln National Corp.	17,711	1,151
CME Group Inc.	9,800	1,149
Franklin Resources Inc.	26,891	1,124
Huntington Bancshares Inc.	84,673	1,062
Loews Corp.	21,528	1,015
Invesco Ltd.	31,647	1,003
XL Group Ltd.	20,750	907
Citizens Financial Group Inc.	24,639	840

Unum Group	17,989	809
Ameriprise Financial Inc.	6,242	754
KeyCorp	43,010	751
Affiliated Managers Group Inc.	4,426	681
Torchmark Corp.	8,540	645
Zions Bancorporation	15,802	633
Leucadia National Corp.	25,255	616
Northern Trust Corp.	6,039	528
T. Rowe Price Group Inc.	6,651	469
People's United Financial Inc.	26,774	444
Assurant Inc.	4,412	432
Comerica Inc.	6,168	423
Cincinnati Financial Corp.	5,149	361
Navient Corp.	23,352	337
Nasdaq Inc.	4,848	328
Raymond James Financial Inc.	4,493	325
CBOE Holdings Inc.	2,483	214
		186,359
Health Care (12.5%)
Johnson & Johnson	82,595	10,593
Medtronic plc	106,844	9,005
Pfizer Inc.	204,403	6,674
Abbott Laboratories	134,875	6,158
Allergan plc	26,166	5,855
Merck & Co. Inc.	81,434	5,302
Amgen Inc.	25,868	4,016
Anthem Inc.	20,636	3,763
Eli Lilly & Co.	42,438	3,377
Cigna Corp.	20,064	3,235
Bristol-Myers Squibb Co.	58,753	3,170
* Express Scripts Holding Co.	47,279	2,825
McKesson Corp.	16,551	2,699
Baxter International Inc.	37,930	2,250
Thermo Fisher Scientific Inc.	11,939	2,063
Danaher Corp.	22,362	1,899
Cardinal Health Inc.	24,624	1,829
* Mylan NV	35,912	1,400
AmerisourceBergen Corp. Class A	12,962	1,189
* Henry Schein Inc.	6,223	1,145
Dentsply Sirona Inc.	17,928	1,139
* Vertex Pharmaceuticals Inc.	8,332	1,030
* Centene Corp.	13,418	974
* HCA Healthcare Inc.	11,066	906
Perrigo Co. plc	11,183	815
* DaVita Inc.	12,203	809
Zimmer Biomet Holdings Inc.	5,650	673
* Illumina Inc.	3,540	628
PerkinElmer Inc.	8,565	540
Agilent Technologies Inc.	8,857	534
* Laboratory Corp. of America Holdings	3,671	510
Quest Diagnostics Inc.	4,138	450
Universal Health Services Inc. Class B	3,817	434
* Waters Corp.	2,126	382
* Hologic Inc.	8,722	378
* Mallinckrodt plc	7,755	334
* Envision Healthcare Corp.	5,411	295
Patterson Cos. Inc.	6,421	284

Cooper Cos. Inc.	1,078	236
		89,798
Industrials (9.0%)
General Electric Co.	360,920	9,882
United Technologies Corp.	58,496	7,094
Honeywell International Inc.	24,360	3,240
Johnson Controls International plc	73,270	3,060
3M Co.	14,906	3,048
Norfolk Southern Corp.	22,679	2,813
Delta Air Lines Inc.	57,064	2,804
Boeing Co.	14,678	2,754
Eaton Corp. plc	35,101	2,716
Caterpillar Inc.	21,968	2,316
Union Pacific Corp.	19,691	2,172
American Airlines Group Inc.	39,352	1,905
Emerson Electric Co.	27,157	1,605
CSX Corp.	26,757	1,449
Deere & Co.	11,652	1,427
Raytheon Co.	7,535	1,236
AMETEK Inc.	17,929	1,094
Textron Inc.	21,060	1,007
Dover Corp.	12,125	1,001
Arconic Inc.	34,348	943
Pentair plc	13,036	863
Stanley Black & Decker Inc.	6,194	853
PACCAR Inc.	13,149	828
Roper Technologies Inc.	3,571	811
Kansas City Southern	8,325	793
L3 Technologies Inc.	3,341	563
* Stericycle Inc.	6,642	543
Parker-Hannifin Corp.	3,381	532
Rockwell Collins Inc.	4,678	510
Jacobs Engineering Group Inc.	9,444	495
Flowserve Corp.	10,176	493
Fluor Corp.	10,870	488
Robert Half International Inc.	9,995	465
Nielsen Holdings plc	11,807	454
CH Robinson Worldwide Inc.	5,518	370
Masco Corp.	9,668	360
Snap-on Inc.	2,127	344
Alaska Air Group Inc.	3,471	302
Expeditors International of Washington Inc.	5,203	278
Ryder System Inc.	4,165	277
Fortune Brands Home & Security Inc.	3,467	219
Allegion plc	2,671	210
		64,617
Information Technology (7.2%)
Cisco Systems Inc.	390,870	12,324
Intel Corp.	191,896	6,929
Oracle Corp.	98,248	4,460
International Business Machines Corp.	28,808	4,397
* Yahoo! Inc.	65,534	3,298
* Micron Technology Inc.	80,910	2,490
HP Inc.	132,558	2,487
Hewlett Packard Enterprise Co.	129,944	2,444
Western Digital Corp.	22,485	2,025

* eBay Inc.	48,135	1,651
TE Connectivity Ltd.	13,852	1,092
Seagate Technology plc	23,019	1,003
Cognizant Technology Solutions Corp. Class A	14,235	952
* DXC Technology Co.	10,467	811
CA Inc.	24,447	777
* Qorvo Inc.	9,861	769
Symantec Corp.	24,803	752
* Autodesk Inc.	5,199	581
Xerox Corp.	66,592	471
Xilinx Inc.	6,837	456
Alliance Data Systems Corp.	1,779	429
Juniper Networks Inc.	13,121	385
NetApp Inc.	8,232	333
* Teradata Corp.	10,203	278
Western Union Co.	13,160	250
CSRA Inc.	5,820	176
FLIR Systems Inc.	3,179	120
* First Solar Inc.	84	3
		52,143
Materials (3.4%)
Dow Chemical Co.	87,126	5,398
EI du Pont de Nemours & Co.	33,742	2,663
LyondellBasell Industries NV Class A	25,764	2,074
International Paper Co.	32,066	1,696
Monsanto Co.	11,282	1,325
Praxair Inc.	9,782	1,294
Ecolab Inc.	9,213	1,224
Ball Corp.	27,293	1,116
WestRock Co.	19,546	1,064
Air Products & Chemicals Inc.	7,293	1,051
PPG Industries Inc.	9,413	1,001
Eastman Chemical Co.	11,435	916
Sherwin-Williams Co.	1,965	652
Mosaic Co.	27,337	619
Nucor Corp.	10,246	595
CF Industries Holdings Inc.	18,178	489
* Freeport-McMoRan Inc.	40,440	465
International Flavors & Fragrances Inc.	2,586	357
Sealed Air Corp.	7,096	315
Avery Dennison Corp.	3,282	276
FMC Corp.	3,585	270
		24,860
Real Estate (1.8%)
Weyerhaeuser Co.	58,404	1,925
Simon Property Group Inc.	8,486	1,309
HCP Inc.	36,509	1,144
Crown Castle International Corp.	9,839	1,000
Public Storage	4,075	878
SL Green Realty Corp.	7,851	793
Ventas Inc.	11,889	790
Vornado Realty Trust	6,709	619
Essex Property Trust Inc.	2,400	617
Equity Residential	9,449	615
Macerich Co.	9,430	541
Boston Properties Inc.	4,204	510

* CBRE Group Inc. Class A	13,134	458
Realty Income Corp.	8,020	441
Mid-America Apartment Communities Inc.	3,458	352
Iron Mountain Inc.	8,234	288
Regency Centers Corp.	4,194	255
Federal Realty Investment Trust	2,079	255
		12,790
Telecommunication Services (3.7%)
AT&T Inc.	479,356	18,470
Verizon Communications Inc.	149,536	6,974
CenturyLink Inc.	42,622	1,063
* Level 3 Communications Inc.	10,027	597
Frontier Communications Corp.	1,268	2
		27,106
Utilities (6.3%)
Duke Energy Corp.	54,607	4,679
Southern Co.	77,355	3,915
American Electric Power Co. Inc.	38,380	2,755
PG&E Corp.	39,563	2,705
NextEra Energy Inc.	18,614	2,633
Exelon Corp.	72,324	2,626
Sempra Energy	19,538	2,276
PPL Corp.	53,002	2,115
Dominion Energy Inc.	25,957	2,096
Edison International	25,404	2,072
Consolidated Edison Inc.	23,790	1,970
Xcel Energy Inc.	39,549	1,895
Public Service Enterprise Group Inc.	39,473	1,773
Eversource Energy	24,712	1,534
DTE Energy Co.	13,995	1,533
Entergy Corp.	13,992	1,106
Ameren Corp.	18,924	1,074
CMS Energy Corp.	21,829	1,035
FirstEnergy Corp.	34,539	1,010
Pinnacle West Capital Corp.	8,681	767
SCANA Corp.	11,157	761
WEC Energy Group Inc.	11,851	744
NiSource Inc.	25,220	657
AES Corp.	51,401	600
CenterPoint Energy Inc.	14,207	406
NRG Energy Inc.	24,637	396
Alliant Energy Corp.	9,397	390
		45,523
Total Common Stocks (Cost $659,052)		717,337

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.040%		7,392	739

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.638%	6/1/17	50	50
United States Treasury Bill	0.761%	6/22/17	100	100
4 United States Treasury Bill	0.612%	7/20/17	100	100
				250
Total Temporary Cash Investments (Cost $989)				989
Total Investments (99.8%) (Cost $660,041)				718,326
Other Assets and Liabilities-Net (0.2%)2				1,737
Net Assets (100%)				720,063

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Includes $147,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

S&P 500 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	717,337	—	—
Temporary Cash Investments	739	250	—
Futures Contracts—Assets[1]	—	—	—
Total	718,076	250	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	23	2,773	35

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $660,041,000. Net unrealized appreciation of investment securities for tax purposes was $58,285,000, consisting of unrealized gains of $75,312,000 on securities that had risen in value since their purchase and $17,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (16.9%)
* Amazon.com Inc.	53,883	53,593
Comcast Corp. Class A	643,952	26,846
Home Depot Inc.	165,753	25,445
Starbucks Corp.	198,304	12,614
Walt Disney Co.	116,780	12,605
* Priceline Group Inc.	6,686	12,550
Time Warner Inc.	105,366	10,483
McDonald's Corp.	69,086	10,424
* Charter Communications Inc. Class A	29,280	10,118
* Netflix Inc.	58,555	9,549
TJX Cos. Inc.	88,706	6,672
Lowe's Cos. Inc.	75,586	5,954
NIKE Inc. Class B	102,626	5,438
Marriott International Inc.	42,721	4,599
Ross Stores Inc.	53,844	3,442
Yum! Brands Inc.	45,670	3,317
CBS Corp. Class B	50,492	3,086
* O'Reilly Automotive Inc.	12,462	3,017
Dollar General Corp.	34,442	2,528
* Dollar Tree Inc.	32,048	2,490
* Ulta Beauty Inc.	7,968	2,429
Expedia Inc.	16,388	2,356
* AutoZone Inc.	3,879	2,350
Newell Brands Inc.	40,250	2,131
Omnicom Group Inc.	23,031	1,928
Twenty-First Century Fox Inc. Class A	68,915	1,869
Hasbro Inc.	15,204	1,600
Darden Restaurants Inc.	16,887	1,502
Wynn Resorts Ltd.	10,760	1,385
Advance Auto Parts Inc.	9,999	1,336
* LKQ Corp.	41,657	1,312
Royal Caribbean Cruises Ltd.	11,627	1,281
Harley-Davidson Inc.	23,934	1,269
* DISH Network Corp. Class A	17,476	1,114
* Chipotle Mexican Grill Inc. Class A	2,157	1,030
Wyndham Worldwide Corp.	9,823	992
* Mohawk Industries Inc.	4,085	978
Best Buy Co. Inc.	14,811	880
Coach Inc.	19,034	880
Scripps Networks Interactive Inc. Class A	12,948	857
Twenty-First Century Fox Inc.	31,744	854
Garmin Ltd.	15,604	812
L Brands Inc.	15,527	801
* Discovery Communications Inc.	29,849	771
* Michael Kors Holdings Ltd.	22,302	740
Interpublic Group of Cos. Inc.	29,639	739
* CarMax Inc.	11,658	732
Foot Locker Inc.	11,180	664
Tiffany & Co.	7,423	646

	Mattel Inc.	26,447	606
	Leggett & Platt Inc.	10,880	566
	Tractor Supply Co.	10,246	565
	Hanesbrands Inc.	27,013	558
*	Discovery Communications Inc. Class A	20,603	546
*,^ Under Armour Inc. Class A		24,864	476
*	Under Armour Inc.	25,017	446
*	TripAdvisor Inc.	9,098	350
*	Urban Outfitters Inc.	48	1
			265,122
Consumer Staples (7.2%)
	Altria Group Inc.	263,885	19,907
	Procter & Gamble Co.	170,447	15,015
	Philip Morris International Inc.	116,104	13,909
	PepsiCo Inc.	108,741	12,709
	Coca-Cola Co.	268,140	12,192
	Reynolds American Inc.	112,537	7,568
	Colgate-Palmolive Co.	67,525	5,156
	Constellation Brands Inc. Class A	23,456	4,287
	Kimberly-Clark Corp.	25,255	3,276
	General Mills Inc.	43,349	2,460
	Hershey Co.	18,990	2,189
	Sysco Corp.	36,136	1,972
*	Monster Beverage Corp.	33,257	1,681
	Estee Lauder Cos. Inc. Class A	17,672	1,664
	Dr Pepper Snapple Group Inc.	15,080	1,400
	Kellogg Co.	18,512	1,325
	Clorox Co.	9,711	1,318
	Mead Johnson Nutrition Co.	13,518	1,209
	Church & Dwight Co. Inc.	22,912	1,184
	McCormick & Co. Inc.	9,959	1,037
	Campbell Soup Co.	16,186	933
	Brown-Forman Corp. Class B	14,912	775
	Coty Inc. Class A	27,306	517
			113,683
Energy (2.1%)
	Schlumberger Ltd.	85,355	5,940
	Pioneer Natural Resources Co.	23,057	3,847
	EOG Resources Inc.	40,803	3,685
	Halliburton Co.	68,421	3,092
	Occidental Petroleum Corp.	44,617	2,629
	Anadarko Petroleum Corp.	37,948	1,918
	Apache Corp.	32,948	1,541
	Williams Cos. Inc.	50,574	1,446
*	Concho Resources Inc.	10,874	1,379
	Baker Hughes Inc.	24,884	1,372
	Devon Energy Corp.	39,099	1,329
	ONEOK Inc.	19,990	993
	EQT Corp.	14,021	775
	Cimarex Energy Co.	7,201	775
	Noble Energy Inc.	26,003	746
	Cabot Oil & Gas Corp.	31,028	688
*	Newfield Exploration Co.	17,877	581
	Murphy Oil Corp.	21,952	536
*	Chesapeake Energy Corp.	47,630	241
	Range Resources Corp.	9,515	219

* Southwestern Energy Co.	75	—
		33,732
Financials (3.9%)
Charles Schwab Corp.	165,037	6,395
US Bancorp	121,466	6,181
Marsh & McLennan Cos. Inc.	70,007	5,430
S&P Global Inc.	35,141	5,019
Intercontinental Exchange Inc.	80,894	4,869
Aon plc	35,710	4,675
American Express Co.	49,360	3,798
CME Group Inc.	29,105	3,414
BlackRock Inc.	8,099	3,314
Discover Financial Services	52,369	3,074
Moody's Corp.	22,548	2,671
Northern Trust Corp.	18,731	1,638
T. Rowe Price Group Inc.	21,420	1,509
Arthur J Gallagher & Co.	24,154	1,370
* E*TRADE Financial Corp.	37,080	1,283
KeyCorp	71,753	1,254
Ameriprise Financial Inc.	10,249	1,238
Comerica Inc.	13,163	902
Citizens Financial Group Inc.	26,409	901
Cincinnati Financial Corp.	11,436	801
CBOE Holdings Inc.	8,052	695
Raymond James Financial Inc.	9,522	688
Nasdaq Inc.	7,133	483
		61,602
Health Care (15.0%)
Johnson & Johnson	225,208	28,883
UnitedHealth Group Inc.	130,880	22,927
Merck & Co. Inc.	231,614	15,080
Pfizer Inc.	453,509	14,807
AbbVie Inc.	216,872	14,318
* Celgene Corp.	105,860	12,111
Gilead Sciences Inc.	177,843	11,540
Amgen Inc.	55,124	8,557
* Biogen Inc.	29,380	7,279
Bristol-Myers Squibb Co.	125,185	6,754
Aetna Inc.	45,151	6,541
Stryker Corp.	42,154	6,026
Becton Dickinson and Co.	30,688	5,807
Thermo Fisher Scientific Inc.	32,357	5,591
* Boston Scientific Corp.	185,528	5,015
* Regeneron Pharmaceuticals Inc.	10,337	4,745
Humana Inc.	20,317	4,719
Eli Lilly & Co.	58,137	4,626
* Intuitive Surgical Inc.	4,993	4,567
Zoetis Inc.	67,045	4,176
Danaher Corp.	44,004	3,738
* Edwards Lifesciences Corp.	29,025	3,340
CR Bard Inc.	9,777	3,006
* Alexion Pharmaceuticals Inc.	30,556	2,995
* Incyte Corp.	23,016	2,977
* Cerner Corp.	39,878	2,606
* Illumina Inc.	13,807	2,449
* Vertex Pharmaceuticals Inc.	19,201	2,373

Zimmer Biomet Holdings Inc.	17,521	2,089
* Mettler-Toledo International Inc.	3,555	2,072
* IDEXX Laboratories Inc.	11,967	2,015
Agilent Technologies Inc.	28,597	1,725
* HCA Healthcare Inc.	20,217	1,656
* Waters Corp.	7,236	1,300
Quest Diagnostics Inc.	11,649	1,267
* Varian Medical Systems Inc.	12,683	1,256
* Laboratory Corp. of America Holdings	7,634	1,061
Cooper Cos. Inc.	4,750	1,039
* Hologic Inc.	22,854	990
Universal Health Services Inc. Class B	5,513	627
* Envision Healthcare Corp.	6,659	364
		235,014
Industrials (11.0%)
General Electric Co.	557,951	15,277
3M Co.	55,171	11,281
United Parcel Service Inc. Class B	93,784	9,938
Boeing Co.	51,918	9,741
Lockheed Martin Corp.	33,973	9,551
Union Pacific Corp.	76,410	8,428
Honeywell International Inc.	61,115	8,128
General Dynamics Corp.	38,713	7,868
FedEx Corp.	33,369	6,468
Northrop Grumman Corp.	23,724	6,150
Illinois Tool Works Inc.	42,384	5,985
Southwest Airlines Co.	83,589	5,023
Raytheon Co.	26,704	4,380
Caterpillar Inc.	41,502	4,376
CSX Corp.	79,295	4,295
Waste Management Inc.	55,139	4,020
Cummins Inc.	21,042	3,318
Ingersoll-Rand plc	35,321	3,165
* United Continental Holdings Inc.	39,168	3,120
Rockwell Automation Inc.	17,490	2,776
Fortive Corp.	40,826	2,550
Deere & Co.	19,510	2,389
Emerson Electric Co.	40,384	2,387
Equifax Inc.	16,259	2,224
Republic Services Inc. Class A	31,337	1,993
Parker-Hannifin Corp.	12,274	1,933
TransDigm Group Inc.	6,792	1,821
Roper Technologies Inc.	7,652	1,739
* Verisk Analytics Inc. Class A	21,098	1,707
Fastenal Co.	39,232	1,694
PACCAR Inc.	24,717	1,556
Rockwell Collins Inc.	13,894	1,515
Cintas Corp.	11,646	1,466
Stanley Black & Decker Inc.	9,948	1,369
WW Grainger Inc.	7,451	1,284
Xylem Inc.	24,340	1,269
* United Rentals Inc.	11,441	1,244
Masco Corp.	27,792	1,035
JB Hunt Transport Services Inc.	11,862	1,013
Acuity Brands Inc.	5,990	976
Nielsen Holdings plc	25,124	967
Fortune Brands Home & Security Inc.	14,898	940

Alaska Air Group Inc.	10,761	937
Expeditors International of Washington Inc.	15,362	820
L3 Technologies Inc.	4,711	794
Snap-on Inc.	4,202	679
Allegion plc	8,341	656
CH Robinson Worldwide Inc.	9,591	643
* Quanta Services Inc.	20,531	629
Dun & Bradstreet Corp.	10	1
		173,518
Information Technology (35.7%)
Apple Inc.	713,865	109,050
Microsoft Corp.	1,051,437	73,432
* Facebook Inc. Class A	320,453	48,536
* Alphabet Inc. Class A	40,436	39,914
* Alphabet Inc. Class C	40,202	38,789
Visa Inc. Class A	252,807	24,075
Mastercard Inc. Class A	128,200	15,753
Broadcom Ltd.	54,575	13,070
NVIDIA Corp.	80,144	11,569
QUALCOMM Inc.	200,974	11,510
Texas Instruments Inc.	136,014	11,220
Intel Corp.	308,790	11,150
Oracle Corp.	236,438	10,732
Accenture plc Class A	84,719	10,545
International Business Machines Corp.	66,564	10,160
* Adobe Systems Inc.	67,464	9,570
* salesforce.com Inc.	89,116	7,988
* PayPal Holdings Inc.	152,804	7,978
Applied Materials Inc.	146,661	6,729
Automatic Data Processing Inc.	61,202	6,265
Activision Blizzard Inc.	93,963	5,504
* Electronic Arts Inc.	41,885	4,747
Intuit Inc.	33,077	4,652
Analog Devices Inc.	49,417	4,238
Cognizant Technology Solutions Corp. Class A	57,906	3,874
Fidelity National Information Services Inc.	44,731	3,841
Corning Inc.	126,100	3,670
* Fiserv Inc.	29,159	3,653
Lam Research Corp.	22,084	3,427
Amphenol Corp. Class A	41,880	3,124
Skyworks Solutions Inc.	25,187	2,681
Paychex Inc.	43,698	2,588
Microchip Technology Inc.	29,448	2,453
KLA-Tencor Corp.	21,214	2,206
* Red Hat Inc.	24,321	2,178
* Autodesk Inc.	17,512	1,957
Global Payments Inc.	20,803	1,906
TE Connectivity Ltd.	24,136	1,903
Harris Corp.	16,854	1,890
Motorola Solutions Inc.	22,507	1,881
* eBay Inc.	53,576	1,838
* Citrix Systems Inc.	21,276	1,756
* DXC Technology Co.	20,407	1,582
* Synopsys Inc.	20,402	1,527
Xilinx Inc.	22,180	1,480
* Gartner Inc.	12,213	1,461
Total System Services Inc.	22,379	1,333

Symantec Corp.	41,386	1,254
* Advanced Micro Devices Inc.	104,389	1,168
* F5 Networks Inc.	8,855	1,135
* VeriSign Inc.	12,297	1,109
* Akamai Technologies Inc.	23,449	1,106
Alliance Data Systems Corp.	4,558	1,099
NetApp Inc.	23,146	937
Juniper Networks Inc.	29,180	856
Western Union Co.	42,534	809
FLIR Systems Inc.	12,877	488
CSRA Inc.	9,469	286
		561,632
Materials (2.3%)
Monsanto Co.	39,980	4,694
EI du Pont de Nemours & Co.	58,967	4,654
Praxair Inc.	21,706	2,872
Ecolab Inc.	19,606	2,604
Sherwin-Williams Co.	7,609	2,524
Newmont Mining Corp.	72,319	2,470
Air Products & Chemicals Inc.	16,806	2,421
Vulcan Materials Co.	17,961	2,239
PPG Industries Inc.	18,526	1,970
Martin Marietta Materials Inc.	8,595	1,926
Albemarle Corp.	15,235	1,731
Nucor Corp.	25,445	1,478
* Freeport-McMoRan Inc.	110,368	1,268
FMC Corp.	11,996	904
International Flavors & Fragrances Inc.	6,278	866
Sealed Air Corp.	13,870	616
Avery Dennison Corp.	6,500	548
		35,785
Real Estate (3.8%)
American Tower Corporation	58,133	7,627
Equinix Inc.	10,558	4,656
Simon Property Group Inc.	28,686	4,425
Prologis Inc.	72,027	4,000
Welltower Inc.	49,222	3,571
AvalonBay Communities Inc.	18,653	3,567
Crown Castle International Corp.	32,019	3,255
Public Storage	13,241	2,852
Digital Realty Trust Inc.	21,579	2,550
Equity Residential	33,442	2,177
Ventas Inc.	27,405	1,822
Host Hotels & Resorts Inc.	100,268	1,804
GGP Inc.	79,245	1,766
Boston Properties Inc.	13,554	1,644
Alexandria Real Estate Equities Inc.	12,031	1,404
UDR Inc.	36,217	1,398
Extra Space Storage Inc.	17,067	1,322
Realty Income Corp.	22,829	1,254
Essex Property Trust Inc.	4,740	1,218
Vornado Realty Trust	11,640	1,073
Kimco Realty Corp.	57,572	1,010
Mid-America Apartment Communities Inc.	9,441	962
Apartment Investment & Management Co.	21,302	914
Regency Centers Corp.	12,437	757

Federal Realty Investment Trust			6,116	751
Iron Mountain Inc.			18,957	662
* CBRE Group Inc. Class A			18,189	634
				59,075
Telecommunication Services (1.0%)
Verizon Communications Inc.			293,954	13,710
* Level 3 Communications Inc.			22,176	1,320
				15,030
Utilities (0.8%)
NextEra Energy Inc.			31,163	4,408
Dominion Energy Inc.			40,164	3,244
American Water Works Co. Inc.			24,162	1,889
WEC Energy Group Inc.			22,247	1,396
CenterPoint Energy Inc.			33,896	970
Alliant Energy Corp.			14,529	602
				12,509
Total Common Stocks (Cost $1,256,048)				1,566,702

	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	1.040%		25,135	2,514

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.621%	6/1/17	100	100
4 United States Treasury Bill	0.923%	9/21/17	100	100
United States Treasury Bill	0.980%	10/5/17	100	99
				299
Total Temporary Cash Investments (Cost $2,813)				2,813
Total Investments (99.9%) (Cost $1,258,861)				1,569,515
Other Assets and Liabilities-Net (0.1%)2,4				1,787
Net Assets (100%)				1,571,302

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $287,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Includes $300,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $100,000 and cash of $60,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

S&P 500 Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,566,702	—	—
Temporary Cash Investments	2,514	299	—
Futures Contracts—Assets[1]	1	—	—
Total	1,569,217	299	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

S&P 500 Growth Index Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	30	3,617	51

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,258,861,000. Net unrealized appreciation of investment securities for tax purposes was $310,654,000, consisting of unrealized gains of $332,009,000 on securities that had risen in value since their purchase and $21,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (11.6%)
Domino's Pizza Inc.	53,566	11,341
* NVR Inc.	3,840	8,764
* Panera Bread Co. Class A	23,789	7,481
Service Corp. International	209,813	6,689
Toll Brothers Inc.	164,791	6,082
Gentex Corp.	320,234	6,078
Dunkin' Brands Group Inc.	102,476	5,996
Brunswick Corp.	99,784	5,514
Pool Corp.	45,872	5,465
^ Polaris Industries Inc.	65,241	5,454
* Live Nation Entertainment Inc.	147,384	5,083
Thor Industries Inc.	53,335	4,828
Cinemark Holdings Inc.	117,864	4,664
^ Cracker Barrel Old Country Store Inc.	26,796	4,470
Carter's Inc.	54,166	4,450
Williams-Sonoma Inc.	90,072	4,383
CST Brands Inc.	84,554	4,087
Tupperware Brands Corp.	56,603	4,070
Dick's Sporting Goods Inc.	98,003	4,031
* Skechers U.S.A. Inc. Class A	149,447	3,814
Cable One Inc.	5,240	3,766
Texas Roadhouse Inc. Class A	71,907	3,518
Jack in the Box Inc.	32,849	3,501
Wendy's Co.	215,175	3,479
Dana Inc.	160,903	3,398
* AMC Networks Inc. Class A	62,850	3,330
Graham Holdings Co. Class B	5,198	3,113
* Cabela's Inc.	57,416	3,033
Office Depot Inc.	575,214	2,939
Cheesecake Factory Inc.	49,592	2,925
CalAtlantic Group Inc.	80,577	2,904
* Sally Beauty Holdings Inc.	160,404	2,891
* Helen of Troy Ltd.	30,154	2,744
* Sotheby's	51,500	2,708
* Kate Spade & Co.	143,350	2,641
* Murphy USA Inc.	38,757	2,637
Aaron's Inc.	71,119	2,597
* Buffalo Wild Wings Inc.	18,035	2,592
John Wiley & Sons Inc. Class A	50,223	2,546
GameStop Corp. Class A	113,830	2,520
* Deckers Outdoor Corp.	35,693	2,476
Big Lots Inc.	49,794	2,431
* Tempur Sealy International Inc.	52,301	2,429
New York Times Co. Class A	136,211	2,397
* Adtalem Global Education Inc.	63,948	2,392
Papa John's International Inc.	29,573	2,383
Churchill Downs Inc.	13,771	2,309
* Michaels Cos. Inc.	118,208	2,285
Meredith Corp.	40,882	2,212

	American Eagle Outfitters Inc.	191,071	2,197
*	TRI Pointe Group Inc.	177,266	2,193
	Brinker International Inc.	54,623	2,143
	Cooper Tire & Rubber Co.	58,863	2,119
	KB Home	92,947	1,950
*	Urban Outfitters Inc.	98,733	1,863
*,^ JC Penney Co. Inc.		344,650	1,620
	Time Inc.	110,916	1,386
	Chico's FAS Inc.	144,435	1,366
	Dillard's Inc. Class A	26,425	1,360
	HSN Inc.	35,723	1,184
	International Speedway Corp. Class A	28,324	1,000
*	Vista Outdoor Inc.	102	2
*	Fossil Group Inc.	72	1
			214,224
Consumer Staples (3.7%)
	Ingredion Inc.	80,028	9,130
	Lamb Weston Holdings Inc.	154,669	7,178
*	Post Holdings Inc.	71,647	5,756
	Casey's General Stores Inc.	43,669	5,083
*	TreeHouse Foods Inc.	63,305	4,886
*	Edgewell Personal Care Co.	63,996	4,681
*	Hain Celestial Group Inc.	115,560	4,037
	Flowers Foods Inc.	205,371	3,795
	Energizer Holdings Inc.	69,191	3,709
	Snyder's-Lance Inc.	95,765	3,519
*	Sprouts Farmers Market Inc.	143,319	3,434
	Nu Skin Enterprises Inc. Class A	55,210	3,030
	Lancaster Colony Corp.	21,763	2,695
*	United Natural Foods Inc.	56,528	2,258
	Dean Foods Co.	101,443	1,850
*	Avon Products Inc.	489,607	1,665
*	Boston Beer Co. Inc. Class A	10,405	1,485
^	Tootsie Roll Industries Inc.	20,037	695
			68,886
Energy (3.1%)
*	Energen Corp.	108,193	6,171
*	WPX Energy Inc.	441,734	4,780
	HollyFrontier Corp.	197,680	4,725
	Patterson-UTI Energy Inc.	186,320	3,972
*	Southwestern Energy Co.	556,274	3,371
	Western Refining Inc.	88,653	3,209
*	CONSOL Energy Inc.	197,385	2,864
	Nabors Industries Ltd.	318,793	2,805
	World Fuel Services Corp.	78,137	2,761
*	QEP Resources Inc.	267,708	2,677
	Oceaneering International Inc.	109,575	2,671
*	Gulfport Energy Corp.	178,575	2,563
	PBF Energy Inc. Class A	121,765	2,352
	Ensco plc Class A	338,630	2,113
*	Dril-Quip Inc.	42,250	2,096
	SM Energy Co.	109,409	1,857
*	Superior Energy Services Inc.	170,807	1,771
*	Rowan Cos. plc Class A	140,263	1,689
*	Oil States International Inc.	57,423	1,680
*,^ Diamond Offshore Drilling Inc.		72,124	833

* Denbury Resources Inc.	689	1
		56,961
Financials (16.3%)
Everest Re Group Ltd.	45,580	11,607
MSCI Inc. Class A	100,937	10,268
* Alleghany Corp.	17,211	10,109
* SVB Financial Group	58,314	9,942
Reinsurance Group of America Inc. Class A	71,718	8,930
East West Bancorp Inc.	160,711	8,796
* Signature Bank/New York NY	59,842	8,559
American Financial Group Inc.	81,477	8,135
MarketAxess Holdings Inc.	41,944	7,994
SEI Investments Co.	149,045	7,466
WR Berkley Corp.	108,092	7,457
FactSet Research Systems Inc.	44,103	7,307
New York Community Bancorp Inc.	544,484	7,035
RenaissanceRe Holdings Ltd.	45,638	6,520
PacWest Bancorp	133,614	6,236
* Janus Henderson Group plc	199,350	6,236
Eaton Vance Corp.	127,929	5,958
Bank of the Ozarks Inc.	134,396	5,940
Cullen/Frost Bankers Inc.	63,244	5,797
Synovus Financial Corp.	136,316	5,573
Brown & Brown Inc.	127,945	5,557
Old Republic International Corp.	272,426	5,388
First American Financial Corp.	122,568	5,334
PrivateBancorp Inc.	89,197	5,315
Commerce Bancshares Inc.	97,404	5,214
Webster Financial Corp.	102,559	4,997
Prosperity Bancshares Inc.	77,437	4,851
FNB Corp./PA	357,170	4,715
United Bankshares Inc.	116,499	4,456
First Horizon National Corp.	260,440	4,412
Hancock Holding Co.	93,907	4,338
Wintrust Financial Corp.	62,033	4,265
Umpqua Holdings Corp.	245,573	4,161
* SLM Corp.	397,609	4,131
* Texas Capital Bancshares Inc.	55,187	4,051
Associated Banc-Corp	169,307	4,038
CNO Financial Group Inc.	194,151	3,978
Hanover Insurance Group Inc.	47,526	3,963
Bank of Hawaii Corp.	47,640	3,703
Primerica Inc.	51,054	3,686
Legg Mason Inc.	96,889	3,572
Chemical Financial Corp.	79,395	3,570
UMB Financial Corp.	48,971	3,429
Fulton Financial Corp.	194,502	3,404
Aspen Insurance Holdings Ltd.	66,847	3,396
Valley National Bancorp	294,764	3,325
MB Financial Inc.	79,509	3,274
* Stifel Financial Corp.	76,134	3,246
Washington Federal Inc.	99,739	3,187
Cathay General Bancorp	83,622	2,968
TCF Financial Corp.	190,846	2,874
Federated Investors Inc. Class B	103,407	2,746
BancorpSouth Inc.	95,304	2,735
Trustmark Corp.	75,640	2,300

	Mercury General Corp.	40,780	2,284
	International Bancshares Corp.	64,897	2,151
	Kemper Corp.	54,460	2,078
*	Genworth Financial Inc. Class A	557,044	2,039
	Raymond James Financial Inc.	218	16
			299,012
Health Care (9.1%)
*	Align Technology Inc.	84,122	12,214
	ResMed Inc.	157,918	11,228
	Teleflex Inc.	50,059	10,013
*	WellCare Health Plans Inc.	49,385	8,484
*	VCA Inc.	90,556	8,343
	West Pharmaceutical Services Inc.	81,664	7,923
	STERIS plc	94,674	7,343
*	Bioverativ Inc.	120,331	6,629
*	ABIOMED Inc.	45,133	6,203
*	United Therapeutics Corp.	50,116	6,058
*	MEDNAX Inc.	104,545	5,677
*	Bio-Rad Laboratories Inc. Class A	23,172	5,178
	Hill-Rom Holdings Inc.	66,287	5,128
*	Catalent Inc.	139,035	4,940
*	Charles River Laboratories International Inc.	52,799	4,860
	Bio-Techne Corp.	41,585	4,661
*	PAREXEL International Corp.	56,790	4,590
	HealthSouth Corp.	99,251	4,499
*	Masimo Corp.	50,011	4,353
*	NuVasive Inc.	56,392	4,231
*,^ Acadia Healthcare Co. Inc.		85,045	3,516
*	INC Research Holdings Inc. Class A	59,902	3,405
*	Akorn Inc.	97,301	3,237
*	Molina Healthcare Inc.	47,554	3,071
*	Prestige Brands Holdings Inc.	59,146	2,980
*	Endo International plc	221,725	2,922
*	LivaNova plc	48,448	2,754
*	LifePoint Health Inc.	44,632	2,714
*	Globus Medical Inc.	80,375	2,471
*	Allscripts Healthcare Solutions Inc.	201,716	2,302
	Owens & Minor Inc.	68,212	2,175
*	Halyard Health Inc.	52,163	1,875
*	Tenet Healthcare Corp.	89,265	1,476
			167,453
Industrials (14.6%)
	Huntington Ingalls Industries Inc.	51,314	10,048
	IDEX Corp.	84,999	9,220
	AO Smith Corp.	164,174	9,008
*	JetBlue Airways Corp.	375,708	8,423
	Toro Co.	120,618	8,261
^	Wabtec Corp.	96,096	7,856
	ManpowerGroup Inc.	75,401	7,681
	Lennox International Inc.	43,121	7,637
	Carlisle Cos. Inc.	71,971	7,293
*	Copart Inc.	227,877	7,107
	Donaldson Co. Inc.	147,201	7,060
	Nordson Corp.	59,655	6,913
	Old Dominion Freight Line Inc.	77,215	6,897
	Graco Inc.	62,425	6,859

Hubbell Inc. Class B	57,478	6,662
Orbital ATK Inc.	64,146	6,521
Lincoln Electric Holdings Inc.	68,840	6,153
* AECOM	173,117	5,559
Oshkosh Corp.	83,160	5,249
* Teledyne Technologies Inc.	39,252	5,162
Watsco Inc.	33,839	4,775
AGCO Corp.	74,381	4,763
Rollins Inc.	106,922	4,605
* Genesee & Wyoming Inc. Class A	68,320	4,475
Curtiss-Wright Corp.	49,626	4,468
Crane Co.	56,031	4,347
Trinity Industries Inc.	169,617	4,329
Dun & Bradstreet Corp.	41,037	4,297
Woodward Inc.	61,626	4,198
MSC Industrial Direct Co. Inc. Class A	49,983	4,196
EMCOR Group Inc.	66,491	4,190
* Kirby Corp.	60,163	3,986
Regal Beloit Corp.	50,036	3,963
Landstar System Inc.	46,669	3,899
ITT Inc.	98,531	3,745
Deluxe Corp.	54,193	3,694
Valmont Industries Inc.	25,159	3,683
Timken Co.	77,989	3,599
EnerSys	48,517	3,593
Terex Corp.	109,037	3,574
Kennametal Inc.	89,593	3,447
* Clean Harbors Inc.	58,232	3,401
* Esterline Technologies Corp.	33,170	3,232
Pitney Bowes Inc.	208,256	3,097
* Dycom Industries Inc.	35,104	2,955
MSA Safety Inc.	35,019	2,840
* KLX Inc.	58,670	2,839
^ GATX Corp.	44,026	2,619
* Avis Budget Group Inc.	96,101	2,200
KBR Inc.	159,662	2,176
HNI Corp.	49,155	2,115
Herman Miller Inc.	66,951	2,112
Granite Construction Inc.	44,285	2,075
* NOW Inc.	120,110	1,983
* FTI Consulting Inc.	46,053	1,590
Werner Enterprises Inc.	50,050	1,364
		267,993
Information Technology (18.1%)
* ANSYS Inc.	95,174	12,023
* Cadence Design Systems Inc.	310,769	10,920
* Trimble Inc.	281,240	10,136
Broadridge Financial Solutions Inc.	131,850	10,006
CDK Global Inc.	161,649	9,935
Jack Henry & Associates Inc.	86,538	9,191
Leidos Holdings Inc.	159,223	8,846
Cognex Corp.	95,927	8,778
* Take-Two Interactive Software Inc.	113,046	8,675
Teradyne Inc.	223,281	7,938
* Keysight Technologies Inc.	203,961	7,881
* Arrow Electronics Inc.	99,130	7,493
* PTC Inc.	128,995	7,428

*	Ultimate Software Group Inc.	33,066	7,299
*	Coherent Inc.	27,370	6,792
*	Fortinet Inc.	166,110	6,535
	LogMeIn Inc.	58,599	6,505
*	Tyler Technologies Inc.	37,355	6,383
*	Microsemi Corp.	128,527	6,312
*	Zebra Technologies Corp.	58,939	6,150
	Jabil Circuit Inc.	203,122	6,077
*	ARRIS International plc	212,034	5,945
*	IPG Photonics Corp.	41,756	5,806
	Brocade Communications Systems Inc.	454,434	5,740
*	NCR Corp.	138,880	5,351
	Avnet Inc.	143,665	5,270
	Sabre Corp.	228,574	5,127
	Cypress Semiconductor Corp.	365,464	5,113
*	Cirrus Logic Inc.	71,589	4,721
	Fair Isaac Corp.	34,616	4,592
	j2 Global Inc.	53,682	4,543
	National Instruments Corp.	118,378	4,516
	MAXIMUS Inc.	72,237	4,484
*	WEX Inc.	42,866	4,379
	DST Systems Inc.	35,158	4,248
	Monolithic Power Systems Inc.	42,214	4,145
	Littelfuse Inc.	25,223	4,085
*	CoreLogic Inc./United States	94,026	4,071
*	ViaSat Inc.	59,189	3,862
*	Integrated Device Technology Inc.	149,055	3,813
	Versum Materials Inc.	121,407	3,769
*	NetScout Systems Inc.	102,543	3,753
*	Tech Data Corp.	38,638	3,747
	Science Applications International Corp.	49,024	3,725
*	Ciena Corp.	157,794	3,705
*	Manhattan Associates Inc.	78,647	3,684
	SYNNEX Corp.	32,561	3,623
*	Silicon Laboratories Inc.	46,801	3,501
*	First Solar Inc.	87,183	3,357
	Belden Inc.	47,129	3,346
	InterDigital Inc.	38,331	3,105
*	ACI Worldwide Inc.	131,047	2,996
*	CommVault Systems Inc.	46,846	2,629
*	Cree Inc.	108,842	2,595
	Convergys Corp.	105,553	2,566
*,^ 3D Systems Corp.		120,125	2,457
	Vishay Intertechnology Inc.	149,678	2,447
*	WebMD Health Corp.	42,164	2,360
*	Acxiom Corp.	87,238	2,286
*	VeriFone Systems Inc.	124,692	2,281
	Diebold Nixdorf Inc.	84,310	2,230
*	Synaptics Inc.	39,515	2,195
*	NeuStar Inc. Class A	61,637	2,043
	Plantronics Inc.	37,087	1,963
*,^ Knowles Corp.		99,138	1,698
*	Synopsys Inc.	262	20
*	Advanced Micro Devices Inc.	1,315	15
			333,210
Materials (7.9%)
	Packaging Corp. of America	105,020	10,729

Valspar Corp.	81,486	9,207
Steel Dynamics Inc.	270,162	9,183
Chemours Co.	204,168	8,164
RPM International Inc.	148,900	8,075
Reliance Steel & Aluminum Co.	81,209	5,924
AptarGroup Inc.	69,474	5,906
Royal Gold Inc.	72,822	5,856
Sonoco Products Co.	110,619	5,609
Olin Corp.	184,356	5,409
Valvoline Inc.	227,930	5,099
Eagle Materials Inc.	53,957	5,088
NewMarket Corp.	10,304	4,795
Ashland Global Holdings Inc.	69,342	4,614
Bemis Co. Inc.	103,038	4,600
Scotts Miracle-Gro Co.	49,354	4,275
* Owens-Illinois Inc.	181,194	4,089
United States Steel Corp.	194,708	4,060
Sensient Technologies Corp.	49,556	3,979
Cabot Corp.	69,479	3,629
* Louisiana-Pacific Corp.	161,226	3,592
PolyOne Corp.	91,797	3,428
Minerals Technologies Inc.	39,148	2,817
Silgan Holdings Inc.	83,660	2,661
Domtar Corp.	69,938	2,544
Compass Minerals International Inc.	37,764	2,423
Commercial Metals Co.	129,142	2,337
Worthington Industries Inc.	49,103	2,061
Carpenter Technology Corp.	52,221	1,904
Allegheny Technologies Inc.	121,566	1,876
Greif Inc. Class A	28,859	1,716
		145,649
Real Estate (9.7%)
Duke Realty Corp.	396,377	11,364
Camden Property Trust	97,568	8,128
Kilroy Realty Corp.	108,991	7,980
American Campus Communities Inc.	148,577	7,052
Omega Healthcare Investors Inc.	219,307	6,869
Liberty Property Trust	163,849	6,733
Lamar Advertising Co. Class A	92,321	6,463
National Retail Properties Inc.	164,115	6,297
Douglas Emmett Inc.	162,114	6,154
Jones Lang LaSalle Inc.	50,434	5,824
Highwoods Properties Inc.	113,321	5,711
Senior Housing Properties Trust	264,770	5,597
DCT Industrial Trust Inc.	102,428	5,399
Hospitality Properties Trust	183,091	5,295
Medical Properties Trust Inc.	399,504	5,174
EPR Properties	71,483	5,069
CyrusOne Inc.	87,141	4,903
Uniti Group Inc.	173,294	4,334
Healthcare Realty Trust Inc.	129,773	4,316
Taubman Centers Inc.	67,443	4,124
GEO Group Inc.	136,937	4,100
Cousins Properties Inc.	467,361	4,001
Weingarten Realty Investors	131,628	3,961
Life Storage Inc.	51,932	3,890
Rayonier Inc.	137,356	3,858

First Industrial Realty Trust Inc.			131,013	3,784
CoreCivic Inc.			131,447	3,779
Corporate Office Properties Trust			110,233	3,718
LaSalle Hotel Properties			126,307	3,593
Education Realty Trust Inc.			81,734	3,131
Tanger Factory Outlet Centers Inc.			107,554	2,803
Mack-Cali Realty Corp.			100,390	2,671
Urban Edge Properties			110,457	2,633
Care Capital Properties Inc.			93,922	2,469
Potlatch Corp.			45,317	2,073
Alexander & Baldwin Inc.			51,562	2,064
* Quality Care Properties Inc.			104,612	1,770
Washington Prime Group Inc.			207,185	1,581
				178,665
Telecommunication Services (0.3%)
Telephone & Data Systems Inc.			104,662	2,986
^ Frontier Communications Corp.			1,311,114	1,718
				4,704
Utilities (5.6%)
UGI Corp.			192,778	9,866
Atmos Energy Corp.			117,246	9,768
Westar Energy Inc. Class A			158,343	8,384
OGE Energy Corp.			222,614	7,932
Great Plains Energy Inc.			240,086	6,898
Aqua America Inc.			197,792	6,466
MDU Resources Group Inc.			217,693	5,928
Vectren Corp.			92,426	5,669
National Fuel Gas Co.			95,111	5,399
IDACORP Inc.			56,170	4,904
WGL Holdings Inc.			57,086	4,723
Southwest Gas Holdings Inc.			52,990	4,217
Black Hills Corp.			59,495	4,137
ONE Gas Inc.			58,221	4,113
New Jersey Resources Corp.			96,423	4,040
Hawaiian Electric Industries Inc.			121,482	4,026
PNM Resources Inc.			88,993	3,426
NorthWestern Corp.			54,023	3,347
				103,243
Total Common Stocks (Cost $1,666,863)				1,840,000
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.040%		62,763	6,277

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.729%	6/15/17	400	400
Total Temporary Cash Investments (Cost $6,677)				6,677
Total Investments (100.4%) (Cost $1,673,540)				1,846,677
Other Assets and Liabilities-Net (-0.4%)3				(6,490)
Net Assets (100%)				1,840,187

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,892,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $6,293,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,840,000	—	—
Temporary Cash Investments	6,277	400	—
Total	1,846,277	400	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

S&P Mid-Cap 400 Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2017	6	1,032	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,673,540,000. Net unrealized appreciation of investment securities for tax purposes was $173,137,000, consisting of unrealized gains of $269,437,000 on securities that had risen in value since their purchase and $96,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (12.9%)
Domino's Pizza Inc.	56,661	11,996
* NVR Inc.	4,063	9,273
* Panera Bread Co. Class A	25,167	7,915
Gentex Corp.	338,799	6,430
Dunkin' Brands Group Inc.	108,418	6,344
Pool Corp.	48,535	5,782
Thor Industries Inc.	56,434	5,109
Carter's Inc.	57,317	4,709
Service Corp. International	137,631	4,388
Dick's Sporting Goods Inc.	103,708	4,266
* Skechers U.S.A. Inc. Class A	157,768	4,026
Cable One Inc.	5,532	3,975
Texas Roadhouse Inc. Class A	75,910	3,714
Jack in the Box Inc.	34,695	3,698
Wendy's Co.	227,155	3,673
^ Cracker Barrel Old Country Store Inc.	20,418	3,406
Cheesecake Factory Inc.	52,351	3,088
* Sotheby's	54,362	2,859
Cinemark Holdings Inc.	71,099	2,813
* Live Nation Entertainment Inc.	81,106	2,797
* Kate Spade & Co.	151,320	2,787
^ Polaris Industries Inc.	33,140	2,771
* Buffalo Wild Wings Inc.	19,037	2,736
Papa John's International Inc.	31,216	2,515
Churchill Downs Inc.	14,536	2,437
* AMC Networks Inc. Class A	43,134	2,285
Brinker International Inc.	57,657	2,262
* Urban Outfitters Inc.	104,212	1,966
Tupperware Brands Corp.	25,107	1,805
* Cabela's Inc.	33,345	1,762
* Sally Beauty Holdings Inc.	94,852	1,709
* Tempur Sealy International Inc.	32,583	1,513
* Deckers Outdoor Corp.	19,223	1,333
Meredith Corp.	24,174	1,308
John Wiley & Sons Inc. Class A	24,928	1,264
* Michaels Cos. Inc.	62,414	1,206
Chico's FAS Inc.	73,231	693
		132,613
Consumer Staples (2.5%)
* Post Holdings Inc.	75,802	6,090
Lamb Weston Holdings Inc.	101,457	4,708
Ingredion Inc.	39,792	4,540
Lancaster Colony Corp.	22,973	2,845
Energizer Holdings Inc.	45,295	2,428
Nu Skin Enterprises Inc. Class A	40,221	2,207
* Sprouts Farmers Market Inc.	74,159	1,777
* Boston Beer Co. Inc. Class A	5,933	847

^ Tootsie Roll Industries Inc.	14,173	492
		25,934
Energy (1.3%)
* Energen Corp.	48,087	2,743
* WPX Energy Inc.	247,753	2,681
* Southwestern Energy Co.	328,943	1,993
Patterson-UTI Energy Inc.	90,512	1,930
* Gulfport Energy Corp.	111,251	1,596
* QEP Resources Inc.	107,453	1,075
SM Energy Co.	55,464	941
* Superior Energy Services Inc.	73,978	767
		13,726
Financials (11.9%)
MSCI Inc. Class A	106,769	10,862
MarketAxess Holdings Inc.	44,371	8,456
* SVB Financial Group	37,629	6,416
Bank of the Ozarks Inc.	142,060	6,279
* Signature Bank	42,416	6,066
East West Bancorp Inc.	108,809	5,955
Brown & Brown Inc.	135,369	5,879
FactSet Research Systems Inc.	33,596	5,567
Commerce Bancshares Inc.	103,058	5,517
SEI Investments Co.	96,188	4,818
First Horizon National Corp.	275,584	4,668
* SLM Corp.	421,036	4,375
Eaton Vance Corp.	83,922	3,908
Primerica Inc.	53,899	3,892
PrivateBancorp Inc.	59,463	3,543
Webster Financial Corp.	69,456	3,384
Washington Federal Inc.	105,290	3,364
RenaissanceRe Holdings Ltd.	22,214	3,174
Cullen/Frost Bankers Inc.	34,130	3,128
Synovus Financial Corp.	73,566	3,007
* Texas Capital Bancshares Inc.	38,548	2,830
Bank of Hawaii Corp.	35,210	2,737
UMB Financial Corp.	35,158	2,462
Chemical Financial Corp.	52,813	2,375
United Bankshares Inc.	54,255	2,075
MB Financial Inc.	47,854	1,971
Fulton Financial Corp.	102,695	1,797
Federated Investors Inc. Class B	53,507	1,421
International Bancshares Corp.	34,397	1,140
Trustmark Corp.	36,745	1,117
		122,183
Health Care (11.5%)
* Align Technology Inc.	88,979	12,920
* WellCare Health Plans Inc.	52,242	8,975
* VCA Inc.	95,794	8,826
West Pharmaceutical Services Inc.	86,390	8,382
ResMed Inc.	110,251	7,839
* Bioverativ Inc.	127,302	7,013
* ABIOMED Inc.	47,750	6,562
Teleflex Inc.	30,714	6,143
Bio-Techne Corp.	44,003	4,932
HealthSouth Corp.	105,021	4,761
* Masimo Corp.	52,921	4,606

* United Therapeutics Corp.	37,118	4,487
* NuVasive Inc.	59,674	4,477
* MEDNAX Inc.	68,584	3,724
* INC Research Holdings Inc. Class A	63,237	3,595
* Akorn Inc.	102,718	3,418
Hill-Rom Holdings Inc.	43,490	3,364
* Charles River Laboratories International Inc.	34,642	3,189
* Bio-Rad Laboratories Inc. Class A	12,018	2,686
* PAREXEL International Corp.	29,452	2,380
* Catalent Inc.	61,803	2,196
* Prestige Brands Holdings Inc.	35,598	1,793
* Globus Medical Inc.	39,893	1,227
* Acadia Healthcare Co. Inc.	17,976	743
* Community Health Systems Inc. CVR	29,782	—
		118,238
Industrials (16.8%)
Huntington Ingalls Industries Inc.	54,279	10,628
IDEX Corp.	89,913	9,753
AO Smith Corp.	173,667	9,529
Toro Co.	127,597	8,739
Lennox International Inc.	45,617	8,079
Carlisle Cos. Inc.	76,138	7,715
* Copart Inc.	241,070	7,519
Nordson Corp.	63,109	7,313
Old Dominion Freight Line Inc.	81,687	7,296
Graco Inc.	66,041	7,256
Lincoln Electric Holdings Inc.	72,831	6,510
Wabtec Corp.	66,082	5,402
Donaldson Co. Inc.	109,016	5,229
Rollins Inc.	113,137	4,873
Curtiss-Wright Corp.	52,514	4,728
Crane Co.	59,292	4,600
Dun & Bradstreet Corp.	43,425	4,547
Woodward Inc.	65,213	4,442
MSC Industrial Direct Co. Inc. Class A	52,891	4,440
Hubbell Inc. Class B	37,704	4,370
Landstar System Inc.	49,268	4,116
EnerSys	51,220	3,793
* Teledyne Technologies Inc.	28,245	3,715
Watsco Inc.	21,487	3,032
MSA Safety Inc.	36,966	2,998
Oshkosh Corp.	45,762	2,889
Deluxe Corp.	37,766	2,574
* Avis Budget Group Inc.	101,437	2,322
* Genesee & Wyoming Inc. Class A	33,986	2,226
Granite Construction Inc.	46,743	2,190
EMCOR Group Inc.	33,782	2,129
Valmont Industries Inc.	13,816	2,023
Kennametal Inc.	43,522	1,674
* Dycom Industries Inc.	18,907	1,592
HNI Corp.	30,103	1,295
^ GATX Corp.	20,458	1,217
		172,753
Information Technology (22.9%)
Broadridge Financial Solutions Inc.	139,470	10,584
CDK Global Inc.	170,990	10,509

	Jack Henry & Associates Inc.	91,541	9,723
	Cognex Corp.	101,474	9,286
*	Take-Two Interactive Software Inc.	119,583	9,177
*	Cadence Design Systems Inc.	236,686	8,317
*	ANSYS Inc.	62,418	7,885
*	Ultimate Software Group Inc.	34,981	7,722
*	Coherent Inc.	28,956	7,185
*	Trimble Inc.	193,379	6,969
*	Fortinet Inc.	175,734	6,913
	LogMeIn Inc.	61,996	6,882
*	Tyler Technologies Inc.	39,521	6,753
*	Microsemi Corp.	135,975	6,678
*	Zebra Technologies Corp.	62,356	6,506
*	IPG Photonics Corp.	44,178	6,142
*	NCR Corp.	146,938	5,662
*	PTC Inc.	95,529	5,501
*	Cirrus Logic Inc.	75,750	4,996
	Fair Isaac Corp.	36,629	4,859
	j2 Global Inc.	56,804	4,807
	Teradyne Inc.	134,646	4,787
*	Keysight Technologies Inc.	122,997	4,753
	MAXIMUS Inc.	76,437	4,745
*	WEX Inc.	45,360	4,634
	Monolithic Power Systems Inc.	44,672	4,387
	Littelfuse Inc.	26,693	4,323
*	CoreLogic Inc.	99,500	4,308
*	Integrated Device Technology Inc.	157,352	4,025
	Brocade Communications Systems Inc.	312,542	3,947
	Science Applications International Corp.	51,753	3,933
*	Silicon Laboratories Inc.	49,407	3,696
	InterDigital Inc.	40,463	3,277
*	CommVault Systems Inc.	49,450	2,775
*	ViaSat Inc.	40,621	2,651
*	Manhattan Associates Inc.	55,635	2,606
	Sabre Corp.	116,108	2,604
*	ARRIS International plc	91,996	2,580
	Versum Materials Inc.	80,758	2,507
*	WebMD Health Corp.	44,507	2,491
	National Instruments Corp.	61,392	2,342
	Cypress Semiconductor Corp.	162,449	2,273
*,^ 3D Systems Corp.		90,042	1,841
	Belden Inc.	24,884	1,767
*	ACI Worldwide Inc.	65,042	1,487
	Plantronics Inc.	27,016	1,430
	Convergys Corp.	47,936	1,165
*	Acxiom Corp.	41,460	1,086
			235,476
Materials (7.1%)
	Packaging Corp. of America	111,086	11,349
	Valspar Corp.	60,340	6,818
	Steel Dynamics Inc.	191,482	6,509
	Royal Gold Inc.	77,045	6,196
	Eagle Materials Inc.	57,090	5,384
	RPM International Inc.	97,666	5,296
	Chemours Co.	116,638	4,664
	Scotts Miracle-Gro Co.	52,225	4,523
	Sonoco Products Co.	60,869	3,087

Minerals Technologies Inc.	41,326	2,973
AptarGroup Inc.	33,819	2,875
Valvoline Inc.	125,429	2,806
NewMarket Corp.	5,998	2,791
Sensient Technologies Corp.	32,441	2,605
Worthington Industries Inc.	51,827	2,175
United States Steel Corp.	102,803	2,143
^ Compass Minerals International Inc.	17,948	1,151
		73,345
Real Estate (10.3%)
Duke Realty Corp.	419,263	12,020
Kilroy Realty Corp.	115,297	8,442
Liberty Property Trust	173,339	7,123
Lamar Advertising Co. Class A	97,670	6,838
Douglas Emmett Inc.	171,510	6,511
DCT Industrial Trust Inc.	108,373	5,712
Uniti Group Inc.	183,375	4,586
Camden Property Trust	54,709	4,558
American Campus Communities Inc.	92,745	4,402
Weingarten Realty Investors	138,962	4,181
First Industrial Realty Trust Inc.	138,310	3,994
National Retail Properties Inc.	100,715	3,864
Highwoods Properties Inc.	69,547	3,505
Education Realty Trust Inc.	86,283	3,306
EPR Properties	46,103	3,269
Healthcare Realty Trust Inc.	96,135	3,197
Corporate Office Properties Trust	80,306	2,709
CyrusOne Inc.	47,955	2,698
Taubman Centers Inc.	39,260	2,401
GEO Group Inc.	75,367	2,256
Tanger Factory Outlet Centers Inc.	78,352	2,042
Rayonier Inc.	65,274	1,834
Urban Edge Properties	75,804	1,807
Mack-Cali Realty Corp.	64,657	1,721
Potlatch Corp.	31,576	1,445
Alexander & Baldwin Inc.	29,945	1,198
		105,619
Utilities (2.7%)
MDU Resources Group Inc.	230,315	6,271
Westar Energy Inc. Class A	100,508	5,322
Southwest Gas Holdings Inc.	56,075	4,462
Aqua America Inc.	108,827	3,558
National Fuel Gas Co.	55,354	3,142
Black Hills Corp.	37,781	2,627
WGL Holdings Inc.	29,000	2,399
		27,781
Total Common Stocks (Cost $897,865)		1,027,668

	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	1.040%		28,626	2,863

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.729%	6/15/17	200	200
Total Temporary Cash Investments (Cost $3,063)				3,063
Total Investments (100.2%) (Cost $900,928)				1,030,731
Other Assets and Liabilities-Net (-0.2%)3				(1,791)
Net Assets (100%)				1,028,940

CVR – Contingent Value Rights.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,218,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,299,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Mid-Cap 400 Growth Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,027,668	—	—
Temporary Cash Investments	2,863	200	—
Total	1,030,531	200	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2017	5	860	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $900,928,000. Net unrealized appreciation of investment securities for tax purposes was $129,803,000, consisting of unrealized gains of $156,834,000 on securities that had risen in value since their purchase and $27,031,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (10.2%)
	Toll Brothers Inc.	147,433	5,442
	Brunswick Corp.	89,277	4,934
	Williams-Sonoma Inc.	80,594	3,922
	CST Brands Inc.	75,479	3,648
	Dana Inc.	143,615	3,033
	Graham Holdings Co. Class B	4,638	2,777
	Office Depot Inc.	513,389	2,623
	CalAtlantic Group Inc.	71,917	2,592
^	Polaris Industries Inc.	30,352	2,537
*	Helen of Troy Ltd.	26,911	2,449
*	Murphy USA Inc.	34,588	2,353
	Aaron's Inc.	63,467	2,318
	Service Corp. International	71,327	2,274
	GameStop Corp. Class A	101,591	2,249
*	Live Nation Entertainment Inc.	63,294	2,183
^	Big Lots Inc.	44,435	2,170
	New York Times Co. Class A	121,552	2,139
*	Adtalem Global Education Inc.	57,065	2,134
	Tupperware Brands Corp.	29,305	2,107
	American Eagle Outfitters Inc.	170,489	1,961
*	TRI Pointe Group Inc.	158,183	1,957
	Cooper Tire & Rubber Co.	52,522	1,891
	Cinemark Holdings Inc.	45,346	1,794
	KB Home	82,931	1,740
^,* JC Penney Co. Inc.		307,435	1,445
	Time Inc.	98,915	1,236
*	Cabela's Inc.	23,059	1,218
^	Dillard's Inc. Class A	23,565	1,213
	John Wiley & Sons Inc. Class A	23,754	1,204
*	Sally Beauty Holdings Inc.	62,989	1,135
^	Cracker Barrel Old Country Store Inc.	6,713	1,120
*	Deckers Outdoor Corp.	15,648	1,085
	HSN Inc.	31,853	1,056
*	AMC Networks Inc. Class A	19,632	1,040
*	Michaels Cos. Inc.	52,740	1,020
	International Speedway Corp. Class A	25,289	893
*	Tempur Sealy International Inc.	19,188	891
	Meredith Corp.	16,098	871
	Chico's FAS Inc.	67,183	636
			79,290
Consumer Staples (5.1%)
	Casey's General Stores Inc.	39,071	4,547
*	TreeHouse Foods Inc.	56,640	4,372
	Ingredion Inc.	37,944	4,329
*	Edgewell Personal Care Co.	57,259	4,188
*	Hain Celestial Group Inc.	103,161	3,603
	Flowers Foods Inc.	183,326	3,388
	Snyder's-Lance Inc.	85,481	3,141

	Lamb Weston Holdings Inc.	52,580	2,440
*	United Natural Foods Inc.	50,443	2,015
	Dean Foods Co.	90,504	1,651
*	Sprouts Farmers Market Inc.	65,241	1,563
*	Avon Products Inc.	436,765	1,485
	Energizer Holdings Inc.	23,469	1,258
	Nu Skin Enterprises Inc. Class A	15,297	840
*	Boston Beer Co. Inc. Class A	4,285	612
^	Tootsie Roll Industries Inc.	5,853	203
			39,635
Energy (5.0%)
	HollyFrontier Corp.	176,869	4,227
*	Energen Corp.	56,141	3,202
	Western Refining Inc.	79,129	2,864
*	CONSOL Energy Inc.	176,179	2,556
	Nabors Industries Ltd.	284,551	2,504
	World Fuel Services Corp.	69,738	2,465
	Oceaneering International Inc.	97,798	2,384
	PBF Energy Inc. Class A	108,670	2,100
*	WPX Energy Inc.	185,753	2,010
	Patterson-UTI Energy Inc.	89,815	1,915
	Ensco plc Class A	302,203	1,886
*	Dril-Quip Inc.	37,701	1,870
*	Rowan Cos. plc Class A	125,144	1,507
*	Oil States International Inc.	51,229	1,498
*	QEP Resources Inc.	148,139	1,481
*	Southwestern Energy Co.	218,485	1,324
*	Gulfport Energy Corp.	65,342	938
*	Superior Energy Services Inc.	89,915	932
	SM Energy Co.	50,907	864
^,* Diamond Offshore Drilling Inc.		64,286	743
			39,270
Financials (21.1%)
	Everest Re Group Ltd.	40,773	10,383
*	Alleghany Corp.	15,396	9,043
	Reinsurance Group of America Inc. Class A	64,157	7,988
	American Financial Group Inc.	72,890	7,278
	WR Berkley Corp.	96,701	6,671
	New York Community Bancorp Inc.	487,112	6,293
*	Janus Henderson Group plc	179,721	5,622
	PacWest Bancorp	119,538	5,579
	Old Republic International Corp.	243,739	4,821
	First American Financial Corp.	109,663	4,773
	Prosperity Bancshares Inc.	69,285	4,340
	FNB Corp.	319,571	4,218
	Hancock Holding Co.	84,025	3,882
	Wintrust Financial Corp.	55,504	3,816
	Umpqua Holdings Corp.	219,733	3,723
	Associated Banc-Corp	151,384	3,611
	CNO Financial Group Inc.	173,313	3,551
	Hanover Insurance Group Inc.	42,424	3,538
*	SVB Financial Group	20,344	3,469
	Legg Mason Inc.	86,487	3,189
	RenaissanceRe Holdings Ltd.	22,048	3,150
	Aspen Insurance Holdings Ltd.	59,667	3,031
	Valley National Bancorp	263,106	2,968

* Stifel Financial Corp.	67,958	2,897
East West Bancorp Inc.	51,756	2,833
Cathay General Bancorp	74,636	2,650
SEI Investments Co.	52,001	2,605
TCF Financial Corp.	170,335	2,565
Cullen/Frost Bankers Inc.	27,725	2,541
* Signature Bank	17,665	2,526
Synovus Financial Corp.	59,760	2,443
BancorpSouth Inc.	85,057	2,441
United Bankshares Inc.	58,372	2,233
Mercury General Corp.	36,389	2,038
Eaton Vance Corp.	43,491	2,025
Kemper Corp.	48,592	1,854
FactSet Research Systems Inc.	11,046	1,830
* Genworth Financial Inc. Class A	497,031	1,819
PrivateBancorp Inc.	29,527	1,760
Webster Financial Corp.	33,033	1,609
Fulton Financial Corp.	86,805	1,519
MB Financial Inc.	30,514	1,257
Federated Investors Inc. Class B	47,065	1,250
* Texas Capital Bancshares Inc.	16,789	1,232
Chemical Financial Corp.	26,221	1,179
Trustmark Corp.	36,449	1,108
Bank of Hawaii Corp.	12,756	992
UMB Financial Corp.	13,992	980
International Bancshares Corp.	29,033	962
		164,085
Health Care (6.4%)
STERIS plc	84,698	6,569
Teleflex Inc.	18,807	3,762
ResMed Inc.	48,029	3,415
* Molina Healthcare Inc.	42,444	2,741
* Endo International plc	197,880	2,608
* Catalent Inc.	72,150	2,564
* Acadia Healthcare Co. Inc.	60,732	2,511
* LivaNova plc	43,238	2,458
* LifePoint Health Inc.	39,833	2,422
* Bio-Rad Laboratories Inc. Class A	10,573	2,363
* PAREXEL International Corp.	25,914	2,094
* Allscripts Healthcare Solutions Inc.	180,009	2,054
Owens & Minor Inc.	60,867	1,940
* MEDNAX Inc.	35,542	1,930
Hill-Rom Holdings Inc.	22,536	1,743
* Halyard Health Inc.	46,539	1,673
* Charles River Laboratories International Inc.	17,951	1,652
* United Therapeutics Corp.	13,451	1,626
* Tenet Healthcare Corp.	79,626	1,317
* Globus Medical Inc.	38,014	1,169
* Prestige Brands Holdings Inc.	22,697	1,143
		49,754
Industrials (12.0%)
* JetBlue Airways Corp.	336,105	7,535
ManpowerGroup Inc.	67,454	6,872
Orbital ATK Inc.	57,388	5,834
* AECOM	154,886	4,973
AGCO Corp.	66,552	4,261

Trinity Industries Inc.	151,767	3,873
* Kirby Corp.	53,706	3,558
Regal Beloit Corp.	44,665	3,537
ITT Inc.	87,955	3,343
Timken Co.	69,615	3,213
Terex Corp.	97,329	3,190
* Clean Harbors Inc.	51,977	3,036
* Esterline Technologies Corp.	29,606	2,885
Pitney Bowes Inc.	185,880	2,764
* KLX Inc.	52,363	2,534
Wabtec Corp.	30,089	2,460
Hubbell Inc. Class B	19,540	2,265
Oshkosh Corp.	35,713	2,254
* Genesee & Wyoming Inc. Class A	32,397	2,122
EMCOR Group Inc.	30,936	1,950
KBR Inc.	142,479	1,942
Donaldson Co. Inc.	39,506	1,895
Herman Miller Inc.	59,740	1,885
* NOW Inc.	107,174	1,769
Watsco Inc.	12,110	1,709
Kennametal Inc.	43,184	1,661
Valmont Industries Inc.	10,779	1,578
* Teledyne Technologies Inc.	11,237	1,478
* FTI Consulting Inc.	41,080	1,419
^ GATX Corp.	22,002	1,309
* Dycom Industries Inc.	15,353	1,293
Werner Enterprises Inc.	44,633	1,216
Deluxe Corp.	16,446	1,121
HNI Corp.	18,450	794
		93,528
Information Technology (12.7%)
Leidos Holdings Inc.	142,440	7,914
* Arrow Electronics Inc.	88,684	6,704
Jabil Circuit Inc.	181,726	5,437
Avnet Inc.	128,538	4,715
* ANSYS Inc.	32,352	4,087
DST Systems Inc.	31,459	3,801
* NetScout Systems Inc.	91,532	3,350
* Tech Data Corp.	34,489	3,344
* Ciena Corp.	140,851	3,307
SYNNEX Corp.	29,063	3,234
* Trimble Inc.	88,053	3,173
* ARRIS International plc	111,922	3,138
Teradyne Inc.	85,890	3,053
* Keysight Technologies Inc.	78,459	3,032
* First Solar Inc.	77,817	2,997
* Cadence Design Systems Inc.	77,838	2,735
Cypress Semiconductor Corp.	189,650	2,653
Sabre Corp.	106,341	2,385
* Cree Inc.	97,134	2,316
Vishay Intertechnology Inc.	133,573	2,184
National Instruments Corp.	54,018	2,061
* VeriFone Systems Inc.	111,265	2,035
* PTC Inc.	34,618	1,993
Diebold Nixdorf Inc.	75,232	1,990
* Synaptics Inc.	35,259	1,959
* NeuStar Inc. Class A	54,995	1,823

	Brocade Communications Systems Inc.	142,297	1,797
^,* Knowles Corp.		88,443	1,515
	Belden Inc.	21,032	1,493
*	ACI Worldwide Inc.	61,988	1,417
	Convergys Corp.	53,691	1,305
	Versum Materials Inc.	40,097	1,245
*	ViaSat Inc.	18,491	1,207
*	Acxiom Corp.	42,813	1,122
*	Manhattan Associates Inc.	23,166	1,085
^,* 3D Systems Corp.		31,179	638
	Plantronics Inc.	10,276	544
			98,788
Materials (8.8%)
	Reliance Steel & Aluminum Co.	72,655	5,300
	Olin Corp.	164,942	4,839
	Ashland Global Holdings Inc.	62,044	4,128
	Bemis Co. Inc.	92,193	4,115
*	Owens-Illinois Inc.	161,747	3,651
	Chemours Co.	84,016	3,360
	Cabot Corp.	62,019	3,239
*	Louisiana-Pacific Corp.	143,916	3,206
	PolyOne Corp.	81,938	3,060
	AptarGroup Inc.	33,564	2,853
	RPM International Inc.	50,618	2,745
	Steel Dynamics Inc.	79,753	2,711
	Valspar Corp.	21,867	2,471
	Sonoco Products Co.	47,505	2,409
	Silgan Holdings Inc.	74,662	2,375
	Domtar Corp.	62,414	2,271
	Valvoline Inc.	97,886	2,190
	Commercial Metals Co.	115,243	2,086
	NewMarket Corp.	4,148	1,930
	United States Steel Corp.	86,902	1,812
	Carpenter Technology Corp.	46,589	1,699
	Allegheny Technologies Inc.	108,463	1,674
	Greif Inc. Class A	25,743	1,530
	Sensient Technologies Corp.	16,810	1,350
	Compass Minerals International Inc.	18,535	1,189
			68,193
Real Estate (9.1%)
^	Omega Healthcare Investors Inc.	196,199	6,145
	Jones Lang LaSalle Inc.	45,123	5,210
	Senior Housing Properties Trust	236,887	5,008
	Hospitality Properties Trust	163,813	4,737
	Medical Properties Trust Inc.	357,441	4,629
	Cousins Properties Inc.	417,204	3,571
	Life Storage Inc.	46,357	3,472
	Camden Property Trust	41,022	3,418
	CoreCivic Inc.	117,340	3,373
	LaSalle Hotel Properties	112,744	3,208
	American Campus Communities Inc.	54,497	2,586
	National Retail Properties Inc.	61,666	2,366
	Care Capital Properties Inc.	83,819	2,204
	Highwoods Properties Inc.	42,581	2,146
	CyrusOne Inc.	37,423	2,105
	Rayonier Inc.	67,434	1,894

EPR Properties			24,930	1,768
GEO Group Inc.			58,811	1,761
Taubman Centers Inc.			27,155	1,661
* Quality Care Properties Inc.			93,331	1,579
Washington Prime Group Inc.			184,819	1,410
Healthcare Realty Trust Inc.			34,833	1,159
Corporate Office Properties Trust			30,501	1,029
Mack-Cali Realty Corp.			35,038	932
Alexander & Baldwin Inc.			20,764	831
Urban Edge Properties			34,500	822
Tanger Factory Outlet Centers Inc.			29,836	778
Potlatch Corp.			13,790	631
				70,433
Telecommunication Services (0.5%)
Telephone & Data Systems Inc.			93,411	2,665
^ Frontier Communications Corp.			1,169,791	1,532
				4,197
Utilities (8.9%)
UGI Corp.			172,454	8,826
Atmos Energy Corp.			104,885	8,738
OGE Energy Corp.			199,152	7,096
Great Plains Energy Inc.			214,789	6,171
Vectren Corp.			82,693	5,072
IDACORP Inc.			50,257	4,387
ONE Gas Inc.			52,096	3,681
New Jersey Resources Corp.			86,073	3,606
Hawaiian Electric Industries Inc.			108,443	3,594
PNM Resources Inc.			79,432	3,058
Westar Energy Inc. Class A			56,660	3,000
NorthWestern Corp.			48,220	2,988
Aqua America Inc.			84,936	2,777
WGL Holdings Inc.			26,559	2,198
National Fuel Gas Co.			38,291	2,173
Black Hills Corp.			21,293	1,481
				68,846
Total Common Stocks (Cost $732,416)				776,019
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.040%		33,625	3,363

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.771%	6/22/17	500	500
Total Temporary Cash Investments (Cost $3,863)				3,863
Total Investments (100.3%) (Cost $736,279)				779,882
Other Assets and Liabilities-Net (-0.3%)3				(2,365)
Net Assets (100%)				777,517

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,806,000.
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,081,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	776,019	—	—
Temporary Cash Investments	3,363	500	—
Total	779,382	500	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

S&P Mid-Cap 400 Value Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2017	9	1,548	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $736,279,000. Net unrealized appreciation of investment securities for tax purposes was $43,603,000, consisting of unrealized gains of $78,479,000 on securities that had risen in value since their purchase and $34,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.4%)
	ILG Inc.	184,671	4,975
	Marriott Vacations Worldwide Corp.	42,552	4,958
*	Five Below Inc.	95,798	4,914
*	Dorman Products Inc.	53,057	4,425
*	iRobot Corp.	47,572	4,411
	Wolverine World Wide Inc.	168,887	4,391
*	Dave & Buster's Entertainment Inc.	65,322	4,357
	LCI Industries	43,201	3,845
	Lithia Motors Inc. Class A	41,736	3,792
*	Steven Madden Ltd.	94,034	3,691
*	Boyd Gaming Corp.	143,981	3,659
*	TopBuild Corp.	65,843	3,526
*,^ Ollie's Bargain Outlet Holdings Inc.		83,641	3,442
	Children's Place Inc.	31,480	3,406
*	Cooper-Standard Holdings Inc.	30,907	3,338
*,^ RH		58,930	3,307
*	Shutterfly Inc.	58,805	2,910
	Monro Muffler Brake Inc.	56,829	2,819
*	Penn National Gaming Inc.	144,373	2,791
	Core-Mark Holding Co. Inc.	80,857	2,753
	Nutrisystem Inc.	52,194	2,717
*	Meritage Homes Corp.	65,813	2,626
	Bob Evans Farms Inc.	34,511	2,430
	MDC Holdings Inc.	72,069	2,425
*	Gentherm Inc.	63,890	2,409
	La-Z-Boy Inc.	85,288	2,260
	Sonic Corp.	76,729	2,242
*	American Axle & Manufacturing Holdings Inc.	143,874	2,174
*	Select Comfort Corp.	74,998	2,160
	Callaway Golf Co.	165,196	2,105
*	Vista Outdoor Inc.	99,619	2,090
	Group 1 Automotive Inc.	34,746	2,090
*	Scientific Games Corp. Class A	89,286	2,071
	Caleres Inc.	75,052	2,052
^	Sturm Ruger & Co. Inc.	31,660	2,017
	Scholastic Corp.	47,033	2,000
*	Fox Factory Holding Corp.	60,436	1,985
	DSW Inc. Class A	117,489	1,977
*	Asbury Automotive Group Inc.	32,832	1,837
*	Belmond Ltd. Class A	147,592	1,823
	Capella Education Co.	20,143	1,743
*	Installed Building Products Inc.	34,931	1,733
	Standard Motor Products Inc.	35,068	1,706
*	EW Scripps Co. Class A	97,857	1,681
*	Universal Electronics Inc.	25,297	1,634
*	Cavco Industries Inc.	14,748	1,626
*	Red Robin Gourmet Burgers Inc.	22,433	1,617
	Strayer Education Inc.	18,192	1,609
	Abercrombie & Fitch Co.	118,239	1,560

	Gannett Co. Inc.	198,434	1,558
*	G-III Apparel Group Ltd.	76,599	1,499
^	Wingstop Inc.	50,465	1,439
*	BJ's Restaurants Inc.	31,713	1,421
	Oxford Industries Inc.	26,096	1,402
^	World Wrestling Entertainment Inc. Class A	67,310	1,374
	DineEquity Inc.	29,316	1,341
^	Guess? Inc.	107,768	1,297
*	Genesco Inc.	34,670	1,290
	PetMed Express Inc.	35,820	1,257
*	M/I Homes Inc.	43,287	1,220
	New Media Investment Group Inc.	93,585	1,210
	Ethan Allen Interiors Inc.	44,512	1,200
*	Shake Shack Inc. Class A	31,414	1,163
	Winnebago Industries Inc.	46,366	1,136
	Tile Shop Holdings Inc.	57,730	1,134
	Ruth's Hospitality Group Inc.	51,761	1,118
	Marcus Corp.	33,177	1,095
*	Express Inc.	137,220	1,065
*	Career Education Corp.	112,711	1,064
	Rent-A-Center Inc.	93,241	1,064
*	Fiesta Restaurant Group Inc.	46,997	1,036
	Finish Line Inc. Class A	71,049	1,002
*	Nautilus Inc.	53,619	973
*,^ LGI Homes Inc.		29,787	965
*	Lumber Liquidators Holdings Inc.	32,777	950
*	Motorcar Parts of America Inc.	32,652	949
*,^ William Lyon Homes Class A		40,962	928
*	Hibbett Sports Inc.	38,346	890
	Cato Corp. Class A	43,878	885
*	Crocs Inc.	129,293	883
	Sonic Automotive Inc. Class A	46,046	866
^	Fred's Inc. Class A	61,486	846
*	Francesca's Holdings Corp.	65,936	835
	Haverty Furniture Cos. Inc.	33,793	809
*	Fossil Group Inc.	73,632	793
*	Chuy's Holdings Inc.	29,435	792
*	MarineMax Inc.	42,611	769
	Superior Industries International Inc.	39,178	764
*	Unifi Inc.	26,853	756
*	Biglari Holdings Inc.	1,770	673
^	Buckle Inc.	39,346	669
	Barnes & Noble Inc.	97,007	650
*	Barnes & Noble Education Inc.	67,461	640
*	American Public Education Inc.	28,331	623
	Tailored Brands Inc.	55,554	590
*	Regis Corp.	61,387	580
*	Monarch Casino & Resort Inc.	19,204	579
	Movado Group Inc.	26,881	567
*	Ascena Retail Group Inc.	295,750	523
*	FTD Cos. Inc.	30,102	521
*	El Pollo Loco Holdings Inc.	37,604	513
*	Vitamin Shoppe Inc.	41,670	483
	Shoe Carnival Inc.	21,543	441
^	Big 5 Sporting Goods Corp.	31,273	435
*	Zumiez Inc.	30,458	434
*	Perry Ellis International Inc.	21,172	388

*	Vera Bradley Inc.	33,234	313
*	Iconix Brand Group Inc.	49,829	298
*	Kirkland's Inc.	25,796	233
*	Ruby Tuesday Inc.	105,859	233
*	Tuesday Morning Corp.	79,430	135
^	Stein Mart Inc.	55,309	81
			187,749
Consumer Staples (3.2%)
	B&G Foods Inc.	116,060	4,706
*	Darling Ingredients Inc.	287,571	4,506
	Sanderson Farms Inc.	34,913	4,144
	J&J Snack Foods Corp.	26,148	3,402
	Universal Corp.	44,136	2,931
	WD-40 Co.	24,666	2,607
	SpartanNash Co.	65,520	1,953
*,^ Cal-Maine Foods Inc.		51,946	1,933
	Coca-Cola Bottling Co. Consolidated	8,123	1,850
	Calavo Growers Inc.	26,805	1,815
*	SUPERVALU Inc.	467,814	1,801
*	Central Garden & Pet Co. Class A	59,089	1,708
	Andersons Inc.	45,876	1,610
	Inter Parfums Inc.	29,973	1,043
	John B Sanfilippo & Son Inc.	15,172	983
	Medifast Inc.	19,516	812
*	Central Garden & Pet Co.	17,789	532
*	Seneca Foods Corp. Class A	10,888	335
			38,671
Energy (2.7%)
*	PDC Energy Inc.	97,557	4,845
	US Silica Holdings Inc.	127,304	4,838
*	SRC Energy Inc.	350,306	2,410
*	Carrizo Oil & Gas Inc.	106,834	2,344
	Noble Corp. plc	426,845	1,729
*	SEACOR Holdings Inc.	28,124	1,721
*	Unit Corp.	90,176	1,608
*	Exterran Corp.	55,109	1,554
	Green Plains Inc.	62,036	1,324
*	Atwood Oceanics Inc.	130,556	1,311
	Archrock Inc.	123,323	1,295
*	Helix Energy Solutions Group Inc.	240,070	1,196
*	Newpark Resources Inc.	148,304	1,097
*	Denbury Resources Inc.	696,436	1,066
*	REX American Resources Corp.	9,906	942
*	TETRA Technologies Inc.	202,526	626
*	Cloud Peak Energy Inc.	131,337	445
*	Tesco Corp.	81,808	380
*	Matrix Service Co.	46,558	379
*	Pioneer Energy Services Corp.	135,356	332
*	Geospace Technologies Corp.	21,489	322
*	Era Group Inc.	34,029	286
*	Contango Oil & Gas Co.	40,159	247
	Gulf Island Fabrication Inc.	23,945	222
	Bristow Group Inc.	30,201	198
*	Bill Barrett Corp.	45,409	157
*,^ Hornbeck Offshore Services Inc.		57,315	96
*,^ Northern Oil and Gas Inc.		30,990	51

*	CARBO Ceramics Inc.	5,042	38
			33,059
Financials (16.6%)
	ProAssurance Corp.	92,865	5,530
	Selective Insurance Group Inc.	101,569	5,190
	Home BancShares Inc.	220,261	5,156
	Sterling Bancorp	236,550	5,074
	Pinnacle Financial Partners Inc.	81,603	4,908
	Evercore Partners Inc. Class A	68,427	4,639
	Community Bank System Inc.	85,803	4,613
	FirstCash Inc.	84,258	4,520
^	First Financial Bankshares Inc.	115,465	4,417
	Glacier Bancorp Inc.	133,549	4,308
	Interactive Brokers Group Inc.	118,719	4,141
	Great Western Bancorp Inc.	102,473	3,880
	Hope Bancorp Inc.	221,978	3,865
	American Equity Investment Life Holding Co.	154,154	3,863
	Financial Engines Inc.	99,954	3,788
	Columbia Banking System Inc.	101,568	3,729
	Old National Bancorp	235,971	3,728
	RLI Corp.	66,747	3,707
	CVB Financial Corp.	176,080	3,574
	United Community Banks Inc.	123,805	3,190
	First Midwest Bancorp Inc.	141,631	3,139
	Apollo Commercial Real Estate Finance Inc.	163,278	3,014
	Astoria Financial Corp.	158,961	2,944
*	Green Dot Corp. Class A	77,837	2,860
	Independent Bank Corp./Rockland	47,220	2,854
*	PRA Group Inc.	80,896	2,815
	Ameris Bancorp	64,082	2,778
	Northwest Bancshares Inc.	177,707	2,735
	First Financial Bancorp	108,209	2,711
	Horace Mann Educators Corp.	70,382	2,692
	NBT Bancorp Inc.	75,776	2,663
	ServisFirst Bancshares Inc.	77,382	2,650
	Simmons First National Corp. Class A	52,004	2,639
	LegacyTexas Financial Group Inc.	72,686	2,560
	Waddell & Reed Financial Inc. Class A	147,159	2,463
	Provident Financial Services Inc.	105,507	2,463
	Banner Corp.	45,832	2,461
	Westamerica Bancorporation	45,916	2,356
*	Walker & Dunlop Inc.	48,390	2,260
	Employers Holdings Inc.	56,188	2,250
*,^ BofI Holding Inc.		100,683	2,235
	Boston Private Financial Holdings Inc.	146,480	2,124
	Navigators Group Inc.	38,730	2,053
	S&T Bancorp Inc.	61,031	2,037
*	LendingTree Inc.	12,601	1,961
^	WisdomTree Investments Inc.	200,445	1,906
	First Commonwealth Financial Corp.	153,233	1,882
	Stewart Information Services Corp.	40,858	1,848
	Infinity Property & Casualty Corp.	19,304	1,848
	Brookline Bancorp Inc.	132,381	1,827
	Capstead Mortgage Corp.	167,717	1,768
^	Banc of California Inc.	86,556	1,757
	AMERISAFE Inc.	33,557	1,738
	City Holding Co.	27,193	1,716

	Safety Insurance Group Inc.	24,889	1,656
	United Fire Group Inc.	37,774	1,634
	Tompkins Financial Corp.	21,458	1,627
	Central Pacific Financial Corp.	53,755	1,626
	Southside Bancshares Inc.	47,539	1,548
	Hanmi Financial Corp.	56,478	1,502
*	Encore Capital Group Inc.	41,122	1,489
	Piper Jaffray Cos.	24,932	1,462
	National Bank Holdings Corp. Class A	46,554	1,421
*	First BanCorp	273,504	1,419
^	Universal Insurance Holdings Inc.	57,195	1,410
*	Customers Bancorp Inc.	49,796	1,392
	Maiden Holdings Ltd.	128,173	1,352
	Northfield Bancorp Inc.	78,956	1,300
	TrustCo Bank Corp. NY	167,732	1,233
*	HomeStreet Inc.	44,053	1,181
	Virtus Investment Partners Inc.	11,308	1,139
	Oritani Financial Corp.	67,450	1,116
	Investment Technology Group Inc.	55,319	1,102
*	Donnelley Financial Solutions Inc.	45,592	1,039
	Dime Community Bancshares Inc.	54,255	1,031
	Greenhill & Co. Inc.	47,984	972
*	INTL. FCStone Inc.	26,364	911
*	World Acceptance Corp.	10,479	819
	Fidelity Southern Corp.	36,939	790
*	EZCORP Inc. Class A	85,106	723
	OFG Bancorp	76,901	719
	HCI Group Inc.	14,950	665
	Bank Mutual Corp.	73,533	651
*	eHealth Inc.	29,192	535
	United Insurance Holdings Corp.	31,346	509
	Opus Bank	13,685	294
*	Enova International Inc.	14,766	196
			202,290
Health Care (12.6%)
*	Medidata Solutions Inc.	95,640	6,808
	Chemed Corp.	28,459	5,824
*	Nektar Therapeutics Class A	268,467	5,337
*	Integra LifeSciences Holdings Corp.	104,310	5,252
*	Medicines Co.	124,547	4,953
	Cantel Medical Corp.	63,329	4,928
*	Neogen Corp.	66,252	4,193
*	ICU Medical Inc.	25,912	4,180
*	Haemonetics Corp.	90,733	3,700
*,^ Ligand Pharmaceuticals Inc.		33,113	3,586
*	HealthEquity Inc.	76,746	3,515
*	Supernus Pharmaceuticals Inc.	87,473	3,289
*	Merit Medical Systems Inc.	85,774	3,045
*	Cambrex Corp.	56,444	3,037
*	AMN Healthcare Services Inc.	83,388	3,023
*	Amedisys Inc.	48,713	2,919
*	Magellan Health Inc.	41,211	2,833
*	HMS Holdings Corp.	145,838	2,657
*	Omnicell Inc.	64,496	2,573
*	Select Medical Holdings Corp.	187,608	2,514
*	Inogen Inc.	28,262	2,505
*	Myriad Genetics Inc.	118,863	2,419

*,^ MiMedx Group Inc.		174,754	2,391
*	Repligen Corp.	59,145	2,321
*	Varex Imaging Corp.	65,322	2,244
	CONMED Corp.	43,257	2,196
*	Tivity Health Inc.	58,477	1,985
*	Natus Medical Inc.	57,398	1,946
*	Emergent BioSolutions Inc.	60,414	1,929
*	Integer Holdings Corp.	48,194	1,913
	Abaxis Inc.	39,410	1,907
*	Community Health Systems Inc.	198,973	1,761
*	Innoviva Inc.	135,498	1,656
*	Momenta Pharmaceuticals Inc.	112,905	1,637
*	LHC Group Inc.	26,053	1,568
	Analogic Corp.	21,789	1,567
	Ensign Group Inc.	83,583	1,536
*	Impax Laboratories Inc.	100,215	1,528
*	OraSure Technologies Inc.	97,380	1,468
*	BioTelemetry Inc.	49,627	1,432
	Luminex Corp.	69,734	1,413
	US Physical Therapy Inc.	21,919	1,386
*	PharMerica Corp.	53,872	1,331
*	Orthofix International NV	31,180	1,299
*	Quality Systems Inc.	80,822	1,241
*	HealthStream Inc.	44,423	1,238
*	Almost Family Inc.	20,818	1,195
*	Anika Therapeutics Inc.	25,640	1,186
	Phibro Animal Health Corp. Class A	32,350	1,140
*	Depomed Inc.	108,617	1,138
*	Acorda Therapeutics Inc.	81,226	1,121
*	Cytokinetics Inc.	80,632	1,093
*	Heska Corp.	10,858	1,071
*	Amphastar Pharmaceuticals Inc.	62,745	1,071
*	AMAG Pharmaceuticals Inc.	60,142	1,041
*	Eagle Pharmaceuticals Inc.	14,140	1,032
	Meridian Bioscience Inc.	73,953	1,021
*	Providence Service Corp.	21,320	997
	Kindred Healthcare Inc.	101,654	996
*	AngioDynamics Inc.	60,384	911
*,^ Lannett Co. Inc.		44,794	900
*	Diplomat Pharmacy Inc.	51,404	881
*	CryoLife Inc.	47,358	864
*	SciClone Pharmaceuticals Inc.	90,201	857
	Landauer Inc.	16,787	820
*	CorVel Corp.	17,043	794
	Invacare Corp.	55,575	786
*	Progenics Pharmaceuticals Inc.	122,809	782
*	Albany Molecular Research Inc.	39,069	760
*	Lantheus Holdings Inc.	45,036	748
	Aceto Corp.	52,546	744
*	Enanta Pharmaceuticals Inc.	24,248	729
*	Spectrum Pharmaceuticals Inc.	123,739	700
	LeMaitre Vascular Inc.	21,881	669
*	Cross Country Healthcare Inc.	55,293	639
^	Computer Programs & Systems Inc.	18,750	626
*	ANI Pharmaceuticals Inc.	13,930	609
*	Surmodics Inc.	23,184	566
*	Sucampo Pharmaceuticals Inc. Class A	43,394	434

*	Quorum Health Corp.	51,723	195
			153,099
Industrials (18.9%)
	Healthcare Services Group Inc.	127,023	6,081
	Brink's Co.	78,593	4,959
	Barnes Group Inc.	87,323	4,942
	John Bean Technologies Corp.	54,887	4,737
*	Hawaiian Holdings Inc.	93,305	4,675
	Tetra Tech Inc.	100,051	4,597
*	WageWorks Inc.	64,500	4,563
*	On Assignment Inc.	84,527	4,429
	Applied Industrial Technologies Inc.	68,097	4,205
	ABM Industries Inc.	96,987	4,174
	Hillenbrand Inc.	111,159	3,968
*	Moog Inc. Class A	56,270	3,941
	Knight Transportation Inc.	116,463	3,884
	UniFirst Corp.	26,951	3,819
	Matthews International Corp. Class A	56,304	3,589
*	Mercury Systems Inc.	83,748	3,331
*	Trex Co. Inc.	51,267	3,295
	Korn/Ferry International	100,195	3,217
	Allegiant Travel Co. Class A	22,942	3,143
	Universal Forest Products Inc.	35,535	3,125
	SkyWest Inc.	90,562	3,106
	Watts Water Technologies Inc. Class A	48,552	3,015
	Brady Corp. Class A	83,198	2,987
*	Aerojet Rocketdyne Holdings Inc.	130,523	2,859
	Mueller Industries Inc.	100,557	2,844
	Simpson Manufacturing Co. Inc.	70,759	2,843
	Triumph Group Inc.	86,618	2,824
*	SPX FLOW Inc.	73,870	2,758
	Forward Air Corp.	52,795	2,752
*	Proto Labs Inc.	42,644	2,729
	Actuant Corp. Class A	103,357	2,682
	Apogee Enterprises Inc.	50,038	2,666
	Exponent Inc.	44,717	2,652
	ESCO Technologies Inc.	44,955	2,589
	Franklin Electric Co. Inc.	67,201	2,567
	EnPro Industries Inc.	37,360	2,496
	AAON Inc.	68,912	2,493
	Insperity Inc.	32,621	2,461
	AZZ Inc.	45,357	2,461
	Albany International Corp.	50,420	2,435
	Interface Inc. Class A	112,196	2,306
	Kaman Corp.	47,272	2,284
*	American Woodmark Corp.	24,358	2,260
	Comfort Systems USA Inc.	64,998	2,239
	Matson Inc.	75,276	2,203
*,^ Axon Enterprise Inc.		91,343	2,193
	Greenbrier Cos. Inc.	49,513	2,191
	Mobile Mini Inc.	77,342	2,166
	Tennant Co.	30,921	2,165
*	Atlas Air Worldwide Holdings Inc.	43,867	2,136
	Raven Industries Inc.	62,991	2,132
*	Hub Group Inc. Class A	58,528	2,098
	Wabash National Corp.	104,728	2,094
*	Harsco Corp.	140,136	2,088

*	Saia Inc.	44,452	2,054
	Cubic Corp.	43,565	2,019
	Multi-Color Corp.	23,095	1,984
*	TrueBlue Inc.	73,735	1,980
	Standex International Corp.	22,243	1,955
	AAR Corp.	55,760	1,948
	US Ecology Inc.	38,108	1,906
	Astec Industries Inc.	33,446	1,872
	CIRCOR International Inc.	28,580	1,842
*	Patrick Industries Inc.	27,812	1,841
*	Chart Industries Inc.	53,574	1,840
	Briggs & Stratton Corp.	74,870	1,780
*	SPX Corp.	73,800	1,778
*	Gibraltar Industries Inc.	55,146	1,715
	Federal Signal Corp.	104,314	1,636
*	Navigant Consulting Inc.	81,926	1,597
	Lindsay Corp.	18,547	1,584
	Viad Corp.	35,464	1,566
*	Lydall Inc.	30,106	1,519
	Encore Wire Corp.	36,211	1,497
	Heartland Express Inc.	75,751	1,473
	General Cable Corp.	86,658	1,434
	Alamo Group Inc.	16,470	1,402
*,^ Team Inc.		51,617	1,324
	Quanex Building Products Corp.	60,222	1,241
	LSC Communications Inc.	56,791	1,208
	Griffon Corp.	54,618	1,185
	Kelly Services Inc. Class A	51,012	1,185
*	Aegion Corp. Class A	59,165	1,171
*	Aerovironment Inc.	36,062	1,119
	RR Donnelley & Sons Co.	89,461	1,066
	Marten Transport Ltd.	40,448	1,001
*	PGT Innovations Inc.	85,562	980
	Insteel Industries Inc.	30,484	968
	National Presto Industries Inc.	8,653	921
*	Veritiv Corp.	20,204	893
*	Echo Global Logistics Inc.	47,836	892
*	DXP Enterprises Inc.	24,622	882
	Titan International Inc.	84,486	876
*	MYR Group Inc.	28,090	825
*	Engility Holdings Inc.	30,886	813
	ArcBest Corp.	41,561	781
	Heidrick & Struggles International Inc.	32,523	701
	Resources Connection Inc.	51,997	653
	Essendant Inc.	40,471	652
	Powell Industries Inc.	14,967	493
*	Vicor Corp.	27,978	474
*	Orion Group Holdings Inc.	48,528	346
*	CDI Corp.	8,400	51
*	Roadrunner Transportation Systems Inc.	1,477	9
			230,380
Information Technology (15.4%)
	MKS Instruments Inc.	93,898	7,676
	Blackbaud Inc.	82,921	6,860
*	Lumentum Holdings Inc.	96,810	5,523
*	Advanced Energy Industries Inc.	69,352	5,335
*	CACI International Inc. Class A	42,560	5,239

*	Sanmina Corp.	129,650	4,745
*	Viavi Solutions Inc.	402,015	4,515
*	Semtech Corp.	114,641	4,379
*	Itron Inc.	58,197	3,937
*	Electronics For Imaging Inc.	81,060	3,844
*	Stamps.com Inc.	27,343	3,771
	TiVo Corp.	211,142	3,758
*	Anixter International Inc.	49,734	3,755
	Power Integrations Inc.	51,317	3,436
*	Rogers Corp.	31,492	3,345
	Brooks Automation Inc.	121,319	3,342
	Cabot Microelectronics Corp.	43,695	3,299
*	ExlService Holdings Inc.	58,456	3,061
*	Plexus Corp.	58,783	3,056
*	MicroStrategy Inc. Class A	16,399	2,991
*	II-VI Inc.	95,094	2,853
*	MaxLinear Inc.	91,319	2,845
*	Benchmark Electronics Inc.	86,627	2,798
*	Kulicke & Soffa Industries Inc.	123,857	2,743
*	Cardtronics plc Class A	79,562	2,725
	Xperi Corp.	85,620	2,624
*	Veeco Instruments Inc.	83,025	2,611
	Methode Electronics Inc.	64,203	2,578
*	Insight Enterprises Inc.	61,927	2,572
*	OSI Systems Inc.	31,756	2,515
	Progress Software Corp.	85,118	2,485
*	NETGEAR Inc.	57,512	2,413
*	TTM Technologies Inc.	147,226	2,391
*	Rambus Inc.	194,152	2,299
*	Sykes Enterprises Inc.	68,926	2,297
	CSG Systems International Inc.	57,402	2,290
*	Fabrinet	64,549	2,274
	NIC Inc.	108,358	2,194
*	8x8 Inc.	158,851	2,168
*	Qualys Inc.	51,409	2,159
*,^ Applied Optoelectronics Inc.		30,309	2,116
^	Ebix Inc.	37,964	2,101
*	Gigamon Inc.	53,606	2,045
	Badger Meter Inc.	50,859	1,994
*	Oclaro Inc.	221,250	1,965
*	ePlus Inc.	23,019	1,813
*	SPS Commerce Inc.	29,995	1,745
	ManTech International Corp. Class A	44,673	1,711
*	Diodes Inc.	66,617	1,706
*	ScanSource Inc.	44,144	1,677
*	Bottomline Technologies de Inc.	66,124	1,654
	ADTRAN Inc.	84,741	1,631
*	Super Micro Computer Inc.	65,788	1,618
*	CEVA Inc.	37,063	1,566
*	Shutterstock Inc.	33,163	1,544
	MTS Systems Corp.	29,142	1,511
	Monotype Imaging Holdings Inc.	72,110	1,410
*	Virtusa Corp.	48,214	1,399
*	Blucora Inc.	67,668	1,387
*	Rudolph Technologies Inc.	54,659	1,306
*	Nanometrics Inc.	43,979	1,223
	CTS Corp.	57,356	1,207

	TeleTech Holdings Inc.	27,650	1,177
*	CalAmp Corp.	62,001	1,172
*	Perficient Inc.	61,821	1,068
*	FARO Technologies Inc.	29,124	1,012
*	Synchronoss Technologies Inc.	74,877	957
*	Cray Inc.	52,057	924
*	LivePerson Inc.	93,129	889
	Cohu Inc.	43,814	803
*	VASCO Data Security International Inc.	52,927	725
*	XO Group Inc.	43,159	713
*	Harmonic Inc.	139,447	704
	Daktronics Inc.	70,184	697
	Forrester Research Inc.	17,528	691
	Comtech Telecommunications Corp.	41,327	596
	Park Electrochemical Corp.	33,383	564
*	Electro Scientific Industries Inc.	57,114	477
*	DSP Group Inc.	37,877	449
*	Digi International Inc.	46,286	442
*	Kopin Corp.	106,697	368
	Bel Fuse Inc. Class B	15,306	367
*	Liquidity Services Inc.	43,158	268
*	Agilysys Inc.	26,386	262
*	QuinStreet Inc.	62,907	244
	Black Box Corp.	26,486	217
*	DHI Group Inc.	50,861	145
			187,961
Materials (5.1%)
	HB Fuller Co.	87,638	4,448
	Balchem Corp.	55,440	4,364
*	Ingevity Corp.	73,506	4,342
*	AK Steel Holding Corp.	549,255	3,350
	KapStone Paper and Packaging Corp.	153,522	3,244
	Quaker Chemical Corp.	23,184	3,232
	Stepan Co.	34,002	2,877
	Innospec Inc.	42,057	2,692
	Kaiser Aluminum Corp.	30,531	2,515
	Neenah Paper Inc.	29,370	2,291
	Schweitzer-Mauduit International Inc.	53,621	1,999
*	Boise Cascade Co.	67,075	1,808
*	Kraton Corp.	53,977	1,743
*,^ US Concrete Inc.		25,554	1,689
*	AdvanSix Inc.	53,204	1,531
	A Schulman Inc.	51,449	1,507
	Innophos Holdings Inc.	33,994	1,438
	PH Glatfelter Co.	76,202	1,397
*	Clearwater Paper Corp.	28,806	1,335
	Rayonier Advanced Materials Inc.	75,615	1,315
*	Koppers Holdings Inc.	36,111	1,302
*	Century Aluminum Co.	87,093	1,256
	Deltic Timber Corp.	18,455	1,252
	Calgon Carbon Corp.	88,629	1,245
	Materion Corp.	34,898	1,193
*	TimkenSteel Corp.	68,111	892
	Hawkins Inc.	16,707	786
	Haynes International Inc.	21,939	785
	American Vanguard Corp.	45,354	764
	Tredegar Corp.	44,332	700

Myers Industries Inc.	38,258	647
*,^ Flotek Industries Inc.	64,576	638
* SunCoke Energy Inc.	69,537	608
FutureFuel Corp.	39,794	539
*,^ LSB Industries Inc.	36,037	317
Olympic Steel Inc.	16,063	265
		62,306
Other (0.0%)1
* Gerber Scientific Inc. CVR	4,758	—

Real Estate (6.4%)
CoreSite Realty Corp.	59,187	6,231
EastGroup Properties Inc.	58,120	4,733
PS Business Parks Inc.	34,088	4,305
Acadia Realty Trust	147,899	4,016
DiamondRock Hospitality Co.	349,599	3,877
Retail Opportunity Investments Corp.	190,905	3,772
Lexington Realty Trust	377,848	3,631
LTC Properties Inc.	69,102	3,331
Summit Hotel Properties Inc.	179,128	3,206
American Assets Trust Inc.	71,392	2,788
Government Properties Income Trust	124,183	2,682
Sabra Health Care REIT Inc.	113,969	2,670
Kite Realty Group Trust	145,817	2,620
Four Corners Property Trust Inc.	104,558	2,574
Chesapeake Lodging Trust	104,923	2,419
CareTrust REIT Inc.	126,634	2,311
CBL & Associates Properties Inc.	298,246	2,294
Franklin Street Properties Corp.	187,365	2,108
Agree Realty Corp.	45,677	2,080
HFF Inc. Class A	61,426	1,916
Ramco-Gershenson Properties Trust	138,548	1,744
RE/MAX Holdings Inc. Class A	30,820	1,638
Universal Health Realty Income Trust	21,872	1,569
Parkway Inc.	74,726	1,490
Hersha Hospitality Trust Class A	73,015	1,359
Pennsylvania REIT	121,481	1,300
Getty Realty Corp.	47,153	1,186
Saul Centers Inc.	20,536	1,177
Independence Realty Trust Inc.	102,974	990
Urstadt Biddle Properties Inc. Class A	51,945	972
* Forestar Group Inc.	57,732	817
Cedar Realty Trust Inc.	132,947	663
		78,469
Telecommunication Services (0.9%)
Cogent Communications Holdings Inc.	71,509	2,817
Consolidated Communications Holdings Inc.	88,457	1,762
* General Communication Inc. Class A	46,292	1,712
*,^ Iridium Communications Inc.	140,836	1,394
Cincinnati Bell Inc.	73,688	1,253
ATN International Inc.	18,590	1,217
* Lumos Networks Corp.	41,179	738
Spok Holdings Inc.	35,972	626
		11,519
Utilities (2.9%)
ALLETE Inc.	87,312	6,408

Spire Inc.			84,189	5,965
South Jersey Industries Inc.			138,754	5,052
Avista Corp.			112,303	4,811
El Paso Electric Co.			70,760	3,821
Northwest Natural Gas Co.			49,984	3,061
American States Water Co.			63,840	2,923
California Water Service Group			83,740	2,902
				34,943
Total Common Stocks (Cost $1,133,584)				1,220,446
	Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
2,3 Vanguard Market Liquidity Fund	1.040%		111,592	11,161

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.607%	6/8/17	100	100
United States Treasury Bill	0.980%	10/5/17	100	100
				200
Total Temporary Cash Investments (Cost $11,360)				11,361
Total Investments (101.0%) (Cost $1,144,944)				1,231,807
Other Assets and Liabilities-Net (-1.0%)3				(11,929)
Net Assets (100%)				1,219,878

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,710,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $11,197,000 of collateral received for securities on loan, which includes $40,000 in cash.
4 Securities with a value of $100,000 have been segregated as initial margin for recently closed futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Small-Cap 600 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,220,446	—	—
Temporary Cash Investments	11,161	200	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	1,231,606	200	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,144,944,000. Net unrealized appreciation of investment securities for tax purposes was $86,863,000, consisting of unrealized gains of $154,319,000 on securities that had risen in value since their purchase and $67,456,000 in unrealized losses on securities that had fallen in value since their purchase.

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (17.9%)
	Wolverine World Wide Inc.	63,326	1,646
	Lithia Motors Inc. Class A	15,654	1,422
*	Boyd Gaming Corp.	54,030	1,373
*	Cooper-Standard Holdings Inc.	11,588	1,252
*,^ RH		22,094	1,240
*	Penn National Gaming Inc.	54,145	1,047
	Core-Mark Holding Co. Inc.	30,321	1,032
*	Meritage Homes Corp.	24,690	985
	MDC Holdings Inc.	27,033	910
*	Gentherm Inc.	23,950	903
	La-Z-Boy Inc.	31,960	847
	ILG Inc.	30,486	821
*	American Axle & Manufacturing Holdings Inc.	53,922	815
	Group 1 Automotive Inc.	13,019	783
	Caleres Inc.	28,113	769
	Sturm Ruger & Co. Inc.	11,852	755
	Scholastic Corp.	17,625	750
*	Asbury Automotive Group Inc.	12,321	689
	Standard Motor Products Inc.	13,156	640
*	EW Scripps Co. Class A	36,673	630
*	Cavco Industries Inc.	5,534	610
*	Red Robin Gourmet Burgers Inc.	8,418	607
	Monro Muffler Brake Inc.	11,939	592
	Abercrombie & Fitch Co.	44,305	584
	Gannett Co. Inc.	74,362	584
*	G-III Apparel Group Ltd.	28,659	561
	DSW Inc. Class A	32,576	548
*	Steven Madden Ltd.	13,760	540
	Marriott Vacations Worldwide Corp.	4,630	539
*	Lumber Liquidators Holdings Inc.	18,494	536
*	BJ's Restaurants Inc.	11,878	532
^	Guess? Inc.	40,318	485
*	Genesco Inc.	13,009	484
*	M/I Homes Inc.	16,211	457
	New Media Investment Group Inc.	35,007	453
*	Vista Outdoor Inc.	20,917	439
	Bob Evans Farms Inc.	6,211	437
*	Express Inc.	51,336	398
^	Rent-A-Center Inc.	34,827	397
*	Fiesta Restaurant Group Inc.	17,624	389
	Finish Line Inc. Class A	26,554	375
*	Select Comfort Corp.	12,371	356
*	Motorcar Parts of America Inc.	12,238	356
	Callaway Golf Co.	27,246	347
	Cato Corp. Class A	16,427	331
*	Crocs Inc.	48,244	329
	Sonic Corp.	11,218	328
	Sonic Automotive Inc. Class A	17,208	324
^	Fred's Inc. Class A	23,029	317

	Buckle Inc.	18,462	314
	Haverty Furniture Cos. Inc.	12,638	303
*	Fossil Group Inc.	27,494	296
	Strayer Education Inc.	3,345	296
*	MarineMax Inc.	15,891	287
	Superior Industries International Inc.	14,694	287
*	Unifi Inc.	10,009	282
	Oxford Industries Inc.	5,179	278
	DineEquity Inc.	5,490	251
	Barnes & Noble Inc.	36,163	242
*	Barnes & Noble Education Inc.	25,239	240
*	American Public Education Inc.	10,610	233
	Ruth's Hospitality Group Inc.	10,096	218
*	Regis Corp.	23,031	218
*	Monarch Casino & Resort Inc.	7,205	217
	Movado Group Inc.	10,025	212
	Ethan Allen Interiors Inc.	7,505	202
*	William Lyon Homes Class A	8,747	198
*	Ascena Retail Group Inc.	110,934	196
*	FTD Cos. Inc.	11,228	194
*	Vitamin Shoppe Inc.	15,592	181
	Tailored Brands Inc.	16,912	180
	Shoe Carnival Inc.	8,114	166
	PetMed Express Inc.	4,693	165
	Big 5 Sporting Goods Corp.	11,680	162
*	Career Education Corp.	16,870	159
*	Hibbett Sports Inc.	6,325	147
*	Perry Ellis International Inc.	7,913	145
*	Iconix Brand Group Inc.	22,048	132
*	Shake Shack Inc. Class A	3,401	126
*	Nautilus Inc.	6,423	117
*	Vera Bradley Inc.	12,307	116
*	Biglari Holdings Inc.	271	103
*	Ruby Tuesday Inc.	39,936	88
*	Kirkland's Inc.	9,562	87
*	El Pollo Loco Holdings Inc.	5,438	74
*	Tuesday Morning Corp.	29,708	50
^	Stein Mart Inc.	19,988	29
			39,735
Consumer Staples (3.7%)
*	Darling Ingredients Inc.	107,837	1,690
	Sanderson Farms Inc.	13,101	1,555
	Universal Corp.	16,545	1,098
*,^ Cal-Maine Foods Inc.		19,468	724
*	SUPERVALU Inc.	175,233	675
	Andersons Inc.	17,169	603
	J&J Snack Foods Corp.	4,409	574
	Coca-Cola Bottling Co. Consolidated	1,610	367
	WD-40 Co.	3,419	361
	John B Sanfilippo & Son Inc.	3,234	209
	Inter Parfums Inc.	5,824	203
	Medifast Inc.	3,135	130
*	Seneca Foods Corp. Class A	4,067	125
			8,314
Energy (3.4%)
*	PDC Energy Inc.	15,736	782

	Noble Corp. plc	159,663	647
*	SEACOR Holdings Inc.	10,546	646
*	Exterran Corp.	20,649	582
	Green Plains Inc.	23,247	496
*	Atwood Oceanics Inc.	48,994	492
*	SRC Energy Inc.	70,944	488
*	Carrizo Oil & Gas Inc.	18,838	413
*	Newpark Resources Inc.	55,482	411
*	Unit Corp.	20,626	368
	Archrock Inc.	26,323	276
*	Helix Energy Solutions Group Inc.	52,145	260
*	Denbury Resources Inc.	156,397	239
*	Cloud Peak Energy Inc.	49,078	166
*	REX American Resources Corp.	1,704	162
*	TETRA Technologies Inc.	50,721	157
*	Matrix Service Co.	17,410	142
	Bristow Group Inc.	20,909	137
*	Era Group Inc.	12,712	107
*	CARBO Ceramics Inc.	13,849	105
*	Tesco Corp.	20,184	94
*	Bill Barrett Corp.	25,959	90
	Gulf Island Fabrication Inc.	9,008	83
*	Geospace Technologies Corp.	4,890	73
*	Pioneer Energy Services Corp.	29,550	72
*	Contango Oil & Gas Co.	9,161	56
*,^ Hornbeck Offshore Services Inc.		21,398	36
*,^ Northern Oil and Gas Inc.		16,858	28
			7,608
Financials (17.8%)
	ProAssurance Corp.	34,832	2,074
	Selective Insurance Group Inc.	38,105	1,947
	FirstCash Inc.	31,614	1,696
	Interactive Brokers Group Inc.	44,509	1,553
	Hope Bancorp Inc.	83,229	1,449
	American Equity Investment Life Holding Co.	57,795	1,448
	Old National Bancorp	88,487	1,398
	Astoria Financial Corp.	59,645	1,105
*	PRA Group Inc.	30,341	1,056
	Horace Mann Educators Corp.	26,409	1,010
	Waddell & Reed Financial Inc. Class A	55,319	926
	Banner Corp.	17,167	922
	Employers Holdings Inc.	21,045	843
	Apollo Commercial Real Estate Finance Inc.	45,532	841
	Navigators Group Inc.	14,507	769
	S&T Bancorp Inc.	22,857	763
	Community Bank System Inc.	13,520	727
	RLI Corp.	12,521	695
	Stewart Information Services Corp.	15,301	692
	Infinity Property & Casualty Corp.	7,226	692
	Capstead Mortgage Corp.	62,842	662
	Banc of California Inc.	32,459	659
	Columbia Banking System Inc.	17,898	657
	Safety Insurance Group Inc.	9,324	621
	United Fire Group Inc.	14,167	613
	Great Western Bancorp Inc.	16,139	611
	CVB Financial Corp.	27,724	563
*	Encore Capital Group Inc.	15,417	558

* Green Dot Corp. Class A	14,298	525
Maiden Holdings Ltd.	48,009	507
Glacier Bancorp Inc.	15,531	501
Financial Engines Inc.	13,117	497
First Midwest Bancorp Inc.	22,289	494
Simmons First National Corp. Class A	8,774	445
* HomeStreet Inc.	16,492	442
Virtus Investment Partners Inc.	4,241	427
Provident Financial Services Inc.	18,210	425
Investment Technology Group Inc.	20,673	412
Northwest Bancshares Inc.	25,998	400
NBT Bancorp Inc.	11,080	389
* Donnelley Financial Solutions Inc.	17,077	389
Independent Bank Corp.	6,373	385
First Financial Bancorp	14,612	366
Westamerica Bancorporation	6,878	353
* INTL. FCStone Inc.	9,873	341
Boston Private Financial Holdings Inc.	23,060	334
* World Acceptance Corp.	3,912	306
City Holding Co.	4,792	302
Fidelity Southern Corp.	13,861	297
AMERISAFE Inc.	5,287	274
* EZCORP Inc. Class A	31,919	271
OFG Bancorp	28,750	269
WisdomTree Investments Inc.	27,799	264
Opus Bank	11,893	256
First Commonwealth Financial Corp.	20,659	254
Brookline Bancorp Inc.	18,346	253
HCI Group Inc.	5,586	248
Oritani Financial Corp.	12,359	205
* Enova International Inc.	15,222	202
Greenhill & Co. Inc.	9,904	201
* eHealth Inc.	10,918	200
TrustCo Bank Corp. NY	26,986	198
United Insurance Holdings Corp.	11,714	190
Dime Community Bancshares Inc.	8,751	166
Bank Mutual Corp.	11,812	105
		39,643
Health Care (9.7%)
* Medicines Co.	28,973	1,152
* Amedisys Inc.	18,262	1,094
Chemed Corp.	5,019	1,027
* Select Medical Holdings Corp.	70,362	943
* Myriad Genetics Inc.	44,579	907
* Nektar Therapeutics Class A	42,298	841
CONMED Corp.	16,220	824
* Impax Laboratories Inc.	48,282	736
* Integer Holdings Corp.	18,061	717
* Integra LifeSciences Holdings Corp.	14,089	709
* Haemonetics Corp.	16,683	680
* Community Health Systems Inc.	74,536	660
* LHC Group Inc.	9,758	587
* HealthEquity Inc.	12,655	580
* Magellan Health Inc.	8,033	552
Kindred Healthcare Inc.	55,732	546
* PharMerica Corp.	20,158	498
* Diplomat Pharmacy Inc.	28,412	487

*	Quality Systems Inc.	30,248	465
*	Almost Family Inc.	7,804	448
*	Acorda Therapeutics Inc.	30,382	419
*	Natus Medical Inc.	12,050	409
*	Emergent BioSolutions Inc.	12,226	390
*,^ Lannett Co. Inc.		19,234	387
*	Providence Service Corp.	7,975	373
*	Tivity Health Inc.	10,960	372
*	Inogen Inc.	4,024	357
*	Cambrex Corp.	6,565	353
*	AngioDynamics Inc.	22,617	341
	Analogic Corp.	4,566	328
	Abaxis Inc.	6,197	300
*	Orthofix International NV	7,119	297
	Invacare Corp.	20,755	294
*	Albany Molecular Research Inc.	14,601	284
	Aceto Corp.	19,718	279
	Ensign Group Inc.	15,034	276
*	Spectrum Pharmaceuticals Inc.	46,412	263
	Phibro Animal Health Corp. Class A	6,915	244
^	Computer Programs & Systems Inc.	6,998	234
	Meridian Bioscience Inc.	14,643	202
*	Depomed Inc.	17,889	187
*	CorVel Corp.	3,640	170
*	Anika Therapeutics Inc.	3,065	142
*	Amphastar Pharmaceuticals Inc.	7,509	128
*	Quorum Health Corp.	19,439	73
			21,555
Industrials (19.0%)
	Brink's Co.	29,484	1,860
*	Moog Inc. Class A	21,105	1,478
	Korn/Ferry International	37,593	1,207
	SkyWest Inc.	33,942	1,164
	Mueller Industries Inc.	37,712	1,067
	Triumph Group Inc.	32,454	1,058
*	SPX FLOW Inc.	27,691	1,034
	Interface Inc. Class A	42,051	864
	Kaman Corp.	17,735	857
	Comfort Systems USA Inc.	24,360	839
*	On Assignment Inc.	15,856	831
	Matson Inc.	28,230	826
	Greenbrier Cos. Inc.	18,572	822
	Barnes Group Inc.	14,418	816
	ABM Industries Inc.	18,908	814
*	Atlas Air Worldwide Holdings Inc.	16,450	801
*	Hub Group Inc. Class A	21,912	786
	Wabash National Corp.	39,255	785
	Healthcare Services Group Inc.	16,207	776
	Cubic Corp.	16,324	757
*	TrueBlue Inc.	27,616	741
	Standex International Corp.	8,346	734
	AAR Corp.	20,901	730
	Hillenbrand Inc.	20,432	729
	Briggs & Stratton Corp.	28,025	666
*	SPX Corp.	27,644	666
	Federal Signal Corp.	39,098	613
	UniFirst Corp.	4,244	601

Universal Forest Products Inc.	6,662	586
Encore Wire Corp.	13,576	561
RR Donnelley & Sons Co.	45,719	545
General Cable Corp.	32,453	537
Actuant Corp. Class A	20,149	523
Applied Industrial Technologies Inc.	8,423	520
Watts Water Technologies Inc. Class A	8,011	497
* Team Inc.	19,310	495
EnPro Industries Inc.	6,869	459
Franklin Electric Co. Inc.	11,845	452
LSC Communications Inc.	21,244	452
Mobile Mini Inc.	15,944	446
Kelly Services Inc. Class A	19,141	445
* Aegion Corp. Class A	22,123	438
Apogee Enterprises Inc.	7,688	410
* Harsco Corp.	27,297	407
Matthews International Corp. Class A	6,334	404
* American Woodmark Corp.	4,295	399
Essendant Inc.	24,533	395
* Aerojet Rocketdyne Holdings Inc.	17,629	386
* DXP Enterprises Inc.	10,101	362
Albany International Corp.	7,378	356
* Chart Industries Inc.	10,045	345
National Presto Industries Inc.	3,229	344
Forward Air Corp.	6,531	340
CIRCOR International Inc.	5,252	339
Exponent Inc.	5,698	338
Raven Industries Inc.	9,919	336
* Echo Global Logistics Inc.	17,893	334
* Veritiv Corp.	7,542	333
Titan International Inc.	31,629	328
* Saia Inc.	6,995	323
AZZ Inc.	5,946	323
Brady Corp. Class A	8,728	313
* Engility Holdings Inc.	11,556	304
ArcBest Corp.	15,592	293
Tennant Co.	4,170	292
Lindsay Corp.	3,410	291
Heidrick & Struggles International Inc.	12,165	262
Multi-Color Corp.	2,942	253
Resources Connection Inc.	19,460	244
* Aerovironment Inc.	7,006	217
Heartland Express Inc.	10,491	204
Alamo Group Inc.	2,348	200
Marten Transport Ltd.	7,584	188
Powell Industries Inc.	5,603	185
* Roadrunner Transportation Systems Inc.	19,816	126
* CDI Corp.	9,102	55
		42,107
Information Technology (12.3%)
* CACI International Inc. Class A	15,970	1,966
* Sanmina Corp.	48,638	1,780
* Viavi Solutions Inc.	150,784	1,693
* Anixter International Inc.	18,646	1,408
* Plexus Corp.	22,056	1,147
* Benchmark Electronics Inc.	32,492	1,050
* Insight Enterprises Inc.	23,231	965

* OSI Systems Inc.	11,907	943
* Sykes Enterprises Inc.	25,836	861
* Electronics For Imaging Inc.	15,199	721
ManTech International Corp. Class A	16,731	641
* Diodes Inc.	24,982	640
* ScanSource Inc.	16,533	628
Brooks Automation Inc.	22,301	614
* Semtech Corp.	15,899	607
MTS Systems Corp.	10,917	566
* Virtusa Corp.	18,044	524
* Blucora Inc.	25,349	520
* MicroStrategy Inc. Class A	2,831	516
* Applied Optoelectronics Inc.	7,278	508
* Kulicke & Soffa Industries Inc.	22,297	494
* Veeco Instruments Inc.	15,652	492
* Cray Inc.	26,669	473
TeleTech Holdings Inc.	10,345	440
Methode Electronics Inc.	10,837	435
* ExlService Holdings Inc.	7,676	402
* Perficient Inc.	23,189	401
* NETGEAR Inc.	9,270	389
* Rogers Corp.	3,542	376
* ePlus Inc.	4,138	326
CSG Systems International Inc.	7,955	317
Monotype Imaging Holdings Inc.	15,940	312
* Bottomline Technologies de Inc.	12,131	303
Cohu Inc.	16,347	300
* Super Micro Computer Inc.	12,084	297
* Harmonic Inc.	52,226	264
Daktronics Inc.	26,254	261
* CalAmp Corp.	13,214	250
ADTRAN Inc.	11,753	226
Comtech Telecommunications Corp.	15,401	222
Park Electrochemical Corp.	12,452	210
* LivePerson Inc.	19,549	187
* Electro Scientific Industries Inc.	21,388	179
* FARO Technologies Inc.	5,132	178
* DSP Group Inc.	14,155	168
* Digi International Inc.	17,303	165
* VASCO Data Security International Inc.	11,249	154
* XO Group Inc.	7,768	128
* Liquidity Services Inc.	16,016	99
* Agilysys Inc.	9,954	99
* QuinStreet Inc.	23,656	92
Black Box Corp.	9,987	82
* Kopin Corp.	22,031	76
Bel Fuse Inc. Class B	2,475	59
* DHI Group Inc.	20,611	59
		27,213
Materials (6.3%)
HB Fuller Co.	32,886	1,669
KapStone Paper and Packaging Corp.	57,601	1,217
Kaiser Aluminum Corp.	11,446	943
Schweitzer-Mauduit International Inc.	20,106	749
* Boise Cascade Co.	25,107	677
* AdvanSix Inc.	19,925	573
* AK Steel Holding Corp.	90,679	553

	PH Glatfelter Co.	28,516	523
	Innospec Inc.	8,037	514
*	Clearwater Paper Corp.	10,779	500
	Rayonier Advanced Materials Inc.	28,327	493
*	Century Aluminum Co.	32,560	469
	Calgon Carbon Corp.	33,157	466
	Materion Corp.	13,060	447
	Stepan Co.	4,713	399
*	SunCoke Energy Inc.	42,018	367
*	TimkenSteel Corp.	25,477	334
	A Schulman Inc.	10,982	322
	Neenah Paper Inc.	3,850	300
	Haynes International Inc.	8,190	293
	American Vanguard Corp.	16,914	285
	Tredegar Corp.	16,616	262
	Myers Industries Inc.	14,300	242
*,^ Flotek Industries Inc.		20,564	203
*	US Concrete Inc.	3,064	202
	FutureFuel Corp.	14,884	201
	Deltic Timber Corp.	2,838	193
*	Koppers Holdings Inc.	5,005	180
	Innophos Holdings Inc.	3,566	151
*	LSB Industries Inc.	13,381	118
	Hawkins Inc.	2,442	115
	Olympic Steel Inc.	5,949	98
			14,058
Other (0.0%)1
*	Gerber Scientific Inc. CVR	1,604	—

Real Estate (4.7%)
	Government Properties Income Trust	46,573	1,006
	Kite Realty Group Trust	54,696	983
	Chesapeake Lodging Trust	39,348	907
	Acadia Realty Trust	31,609	858
	DiamondRock Hospitality Co.	62,913	698
	CBL & Associates Properties Inc.	86,099	662
	RE/MAX Holdings Inc. Class A	11,557	614
	PS Business Parks Inc.	4,477	565
	Sabra Health Care REIT Inc.	20,943	491
	Retail Opportunity Investments Corp.	23,613	467
	LTC Properties Inc.	8,811	425
	Franklin Street Properties Corp.	33,697	379
*	Forestar Group Inc.	21,564	305
	Pennsylvania REIT	25,928	277
	Parkway Inc.	13,706	273
	Independence Realty Trust Inc.	27,520	264
	Cedar Realty Trust Inc.	49,772	248
	HFF Inc. Class A	7,598	237
	Hersha Hospitality Trust Class A	11,759	219
	Universal Health Realty Income Trust	2,782	200
	Ramco-Gershenson Properties Trust	11,409	144
	Saul Centers Inc.	2,388	137
			10,359
Telecommunication Services (1.0%)
*	General Communication Inc. Class A	17,336	641
*,^ Iridium Communications Inc.		52,740	522

Consolidated Communications Holdings Inc.			11,926	238
Spok Holdings Inc.			13,441	234
ATN International Inc.			3,488	228
Cincinnati Bell Inc.			11,584	197
* Lumos Networks Corp.			8,644	155
				2,215
Utilities (4.3%)
ALLETE Inc.			32,766	2,405
Spire Inc.			31,579	2,237
Avista Corp.			42,104	1,804
El Paso Electric Co.			26,552	1,434
Northwest Natural Gas Co.			18,743	1,148
American States Water Co.			12,455	570
				9,598
Total Common Stocks (Cost $219,048)				222,405
	Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	1.040%		11,616	1,162

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.726%	6/8/17	100	100
United States Treasury Bill	0.980%	10/5/17	150	149
				249
Total Temporary Cash Investments (Cost $1,411)				1,411
Total Investments (100.7%) (Cost $220,459)				223,816
Other Assets and Liabilities-Net (-0.7%)3				(1,618)
Net Assets (100%)				222,198

Non-income-producing security.
Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,163,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,217,000 of collateral received for securities on loan, of which $55,000 is held in cash.
4 Securities with a value of $100,000 have been segregated as initial margin for recently closed futures contracts
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

S&P Small-Cap 600 Value Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	222,405	—	—
Temporary Cash Investments	1,162	249	—
Futures Contracts—Liabilities[1]	—	—	—
Total	223,567	249	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

D. At May 31, 2017, the cost of investment securities for tax purposes was $220,459,000. Net unrealized appreciation of investment securities for tax purposes was $3,357,000, consisting of unrealized gains of $22,372,000 on securities that had risen in value since their purchase and $19,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (13.0%)
* Five Below Inc.	37,293	1,913
* Dorman Products Inc.	20,657	1,723
* iRobot Corp.	18,514	1,717
* Dave & Buster's Entertainment Inc.	25,444	1,697
LCI Industries	16,824	1,497
* TopBuild Corp.	25,632	1,373
Marriott Vacations Worldwide Corp.	11,767	1,371
* Ollie's Bargain Outlet Holdings Inc.	32,536	1,339
Children's Place Inc.	12,257	1,326
* Shutterfly Inc.	22,867	1,132
ILG Inc.	40,274	1,085
Nutrisystem Inc.	20,306	1,057
* Steven Madden Ltd.	22,340	877
* Scientific Games Corp. Class A	34,735	806
* Fox Factory Holding Corp.	23,516	772
* Belmond Ltd. Class A	57,418	709
Capella Education Co.	7,846	679
* Installed Building Products Inc.	13,600	675
* Universal Electronics Inc.	9,835	635
Wingstop Inc.	19,615	559
World Wrestling Entertainment Inc. Class A	26,161	534
Sonic Corp.	18,211	532
Bob Evans Farms Inc.	6,983	492
Monro Muffler Brake Inc.	9,737	483
* Select Comfort Corp.	16,344	471
Callaway Golf Co.	35,992	458
Winnebago Industries Inc.	18,029	442
Tile Shop Holdings Inc.	22,404	440
Marcus Corp.	12,865	425
* LGI Homes Inc.	11,570	375
* Vista Outdoor Inc.	17,060	358
* Francesca's Holdings Corp.	25,676	325
* Shake Shack Inc. Class A	8,659	321
Strayer Education Inc.	3,615	320
PetMed Express Inc.	9,068	318
* Chuy's Holdings Inc.	11,431	307
DineEquity Inc.	5,699	261
* Nautilus Inc.	14,188	257
Ethan Allen Interiors Inc.	9,522	257
Oxford Industries Inc.	4,767	256
* Career Education Corp.	26,266	248
Ruth's Hospitality Group Inc.	9,674	209
DSW Inc. Class A	11,725	197
* Hibbett Sports Inc.	8,359	194
* Zumiez Inc.	11,844	169
Tailored Brands Inc.	15,568	165
* William Lyon Homes Class A	6,851	155
* Biglari Holdings Inc.	403	153
* El Pollo Loco Holdings Inc.	8,857	121

*	Iconix Brand Group Inc.	15,258	91
			32,276
Consumer Staples (2.6%)
	B&G Foods Inc.	45,170	1,832
	SpartanNash Co.	25,495	760
	J&J Snack Foods Corp.	5,594	728
	Calavo Growers Inc.	10,430	706
*	Central Garden & Pet Co. Class A	22,990	665
	WD-40 Co.	6,043	639
	Coca-Cola Bottling Co. Consolidated	1,484	338
*	Central Garden & Pet Co.	6,897	206
	Inter Parfums Inc.	5,582	194
	Medifast Inc.	4,314	179
	John B Sanfilippo & Son Inc.	2,532	164
			6,411
Energy (2.1%)
	US Silica Holdings Inc.	49,576	1,884
*	PDC Energy Inc.	21,650	1,075
*	Carrizo Oil & Gas Inc.	22,051	484
*	SRC Energy Inc.	62,727	432
*	Unit Corp.	13,689	244
	Archrock Inc.	20,613	216
*	REX American Resources Corp.	2,076	197
*	Helix Energy Solutions Group Inc.	39,192	195
*	Denbury Resources Inc.	108,219	166
*	Bill Barrett Corp.	24,699	85
*	TETRA Technologies Inc.	25,758	80
*	Geospace Technologies Corp.	4,024	60
*	Pioneer Energy Services Corp.	21,906	54
*	Tesco Corp.	10,774	50
*	Contango Oil & Gas Co.	5,829	36
*,^ Northern Oil and Gas Inc.		11,993	20
			5,278
Financials (15.3%)
	Home BancShares Inc.	85,769	2,008
	Sterling Bancorp	92,133	1,976
	Pinnacle Financial Partners Inc.	31,784	1,912
	Evercore Partners Inc. Class A	26,631	1,806
^	First Financial Bankshares Inc.	44,933	1,719
	United Community Banks Inc.	48,219	1,243
	Glacier Bancorp Inc.	35,882	1,158
	Ameris Bancorp	24,920	1,080
	Community Bank System Inc.	19,375	1,042
	ServisFirst Bancshares Inc.	30,114	1,031
	LegacyTexas Financial Group Inc.	28,310	997
	Financial Engines Inc.	25,284	958
*	Walker & Dunlop Inc.	18,847	880
	Great Western Bancorp Inc.	23,133	876
*,^ BofI Holding Inc.		39,180	870
	CVB Financial Corp.	39,739	807
	Columbia Banking System Inc.	20,949	769
*	LendingTree Inc.	4,908	764
	RLI Corp.	12,996	722
	Independent Bank Corp.	11,762	711
	First Midwest Bancorp Inc.	31,949	708
	First Financial Bancorp	26,965	675

Northwest Bancshares Inc.	42,207	650
Central Pacific Financial Corp.	20,913	633
Tompkins Financial Corp.	8,338	632
NBT Bancorp Inc.	17,987	632
Southside Bancshares Inc.	18,474	601
Hanmi Financial Corp.	21,969	584
Piper Jaffray Cos.	9,687	568
* Green Dot Corp. Class A	15,446	567
Simmons First National Corp. Class A	11,131	565
* First BanCorp	106,358	552
National Bank Holdings Corp. Class A	18,082	552
Westamerica Bancorporation	10,710	549
Universal Insurance Holdings Inc.	22,228	548
* Customers Bancorp Inc.	19,348	541
Provident Financial Services Inc.	22,188	518
Northfield Bancorp Inc.	30,667	505
Boston Private Financial Holdings Inc.	33,053	479
First Commonwealth Financial Corp.	38,119	468
WisdomTree Investments Inc.	48,488	461
Brookline Bancorp Inc.	32,417	447
AMERISAFE Inc.	7,578	392
City Holding Co.	5,609	354
Apollo Commercial Real Estate Finance Inc.	16,610	307
TrustCo Bank Corp. NY	37,131	273
Dime Community Bancshares Inc.	12,041	229
Oritani Financial Corp.	13,353	221
Greenhill & Co. Inc.	8,410	170
Bank Mutual Corp.	16,281	144
		37,854
Health Care (15.3%)
* Medidata Solutions Inc.	37,253	2,652
Cantel Medical Corp.	24,662	1,919
* Neogen Corp.	25,802	1,633
* ICU Medical Inc.	10,085	1,627
* Ligand Pharmaceuticals Inc.	12,897	1,396
* Integra LifeSciences Holdings Corp.	25,998	1,309
* Supernus Pharmaceuticals Inc.	34,058	1,281
* Nektar Therapeutics Class A	60,629	1,205
Chemed Corp.	5,876	1,203
* Merit Medical Systems Inc.	33,400	1,186
* AMN Healthcare Services Inc.	32,431	1,176
* HMS Holdings Corp.	56,776	1,034
* Omnicell Inc.	25,111	1,002
* MiMedx Group Inc.	68,043	931
* Repligen Corp.	22,998	902
* Varex Imaging Corp.	25,406	873
* Cambrex Corp.	15,168	816
* HealthEquity Inc.	16,718	766
* Haemonetics Corp.	18,022	735
* Medicines Co.	18,432	733
* Innoviva Inc.	52,686	644
* Momenta Pharmaceuticals Inc.	43,943	637
* Inogen Inc.	6,815	604
* OraSure Technologies Inc.	37,872	571
* BioTelemetry Inc.	19,278	556
Luminex Corp.	27,155	550
US Physical Therapy Inc.	8,510	538

* Magellan Health Inc.	7,699	529
* HealthStream Inc.	17,275	481
Abaxis Inc.	8,883	430
* Cytokinetics Inc.	31,256	424
* Heska Corp.	4,213	416
* AMAG Pharmaceuticals Inc.	23,335	404
* Eagle Pharmaceuticals Inc.	5,508	402
* Tivity Health Inc.	11,377	386
* Emergent BioSolutions Inc.	10,812	345
* CryoLife Inc.	18,377	335
* Natus Medical Inc.	9,828	333
* SciClone Pharmaceuticals Inc.	34,979	332
Landauer Inc.	6,539	319
* Anika Therapeutics Inc.	6,764	313
Ensign Group Inc.	16,907	311
* Progenics Pharmaceuticals Inc.	47,603	303
* Lantheus Holdings Inc.	17,519	291
* Enanta Pharmaceuticals Inc.	9,444	284
* Amphastar Pharmaceuticals Inc.	16,587	283
Analogic Corp.	3,724	268
LeMaitre Vascular Inc.	8,453	258
* Depomed Inc.	23,633	248
* Cross Country Healthcare Inc.	21,428	248
* ANI Pharmaceuticals Inc.	5,398	236
* Surmodics Inc.	9,015	220
* Orthofix International NV	4,723	197
Phibro Animal Health Corp. Class A	5,415	191
Meridian Bioscience Inc.	13,413	185
* Sucampo Pharmaceuticals Inc. Class A	16,819	168
* CorVel Corp.	2,836	132
		37,751
Industrials (18.8%)
John Bean Technologies Corp.	21,377	1,845
* Hawaiian Holdings Inc.	36,316	1,819
Tetra Tech Inc.	38,948	1,790
* WageWorks Inc.	25,120	1,777
Healthcare Services Group Inc.	32,656	1,563
Knight Transportation Inc.	45,303	1,511
* Mercury Systems Inc.	32,580	1,296
* Trex Co. Inc.	19,966	1,283
Allegiant Travel Co. Class A	8,931	1,224
Simpson Manufacturing Co. Inc.	27,523	1,106
Applied Industrial Technologies Inc.	17,751	1,096
Barnes Group Inc.	19,048	1,078
* Proto Labs Inc.	16,584	1,061
ESCO Technologies Inc.	17,480	1,007
Matthews International Corp. Class A	15,341	978
AAON Inc.	26,829	971
Insperity Inc.	12,702	958
* On Assignment Inc.	16,459	862
UniFirst Corp.	6,083	862
* Axon Enterprise Inc.	35,528	853
Brady Corp. Class A	23,296	836
Hillenbrand Inc.	22,073	788
ABM Industries Inc.	18,117	780
US Ecology Inc.	14,813	741
Astec Industries Inc.	12,998	727

	Forward Air Corp.	13,764	718
*	Patrick Industries Inc.	10,832	717
*	Aerojet Rocketdyne Holdings Inc.	32,530	712
	Exponent Inc.	11,480	681
*	Gibraltar Industries Inc.	21,461	667
	Watts Water Technologies Inc. Class A	10,584	657
	AZZ Inc.	11,465	622
*	Navigant Consulting Inc.	31,874	621
	Apogee Enterprises Inc.	11,484	612
	Viad Corp.	13,802	609
	Universal Forest Products Inc.	6,914	608
*	Lydall Inc.	11,711	591
	Albany International Corp.	11,979	579
	Tennant Co.	7,697	539
	Franklin Electric Co. Inc.	13,865	530
	Multi-Color Corp.	5,928	509
	Actuant Corp. Class A	19,305	501
	EnPro Industries Inc.	7,421	496
	Quanex Building Products Corp.	23,379	482
	Raven Industries Inc.	14,219	481
*	American Woodmark Corp.	5,030	467
*	Saia Inc.	10,027	463
	Griffon Corp.	21,198	460
*	Harsco Corp.	26,153	390
*	PGT Innovations Inc.	33,294	381
	Mobile Mini Inc.	13,541	379
	Insteel Industries Inc.	11,869	377
	CIRCOR International Inc.	5,674	366
	Heartland Express Inc.	18,542	361
*	Chart Industries Inc.	10,428	358
	Alamo Group Inc.	3,978	339
*	MYR Group Inc.	10,916	320
	Lindsay Corp.	3,685	315
*	Aerovironment Inc.	6,715	208
	Marten Transport Ltd.	7,872	195
*	Vicor Corp.	10,865	184
*	Orion Group Holdings Inc.	18,811	134
			46,441
Information Technology (18.2%)
	MKS Instruments Inc.	36,575	2,990
	Blackbaud Inc.	32,299	2,672
*	Lumentum Holdings Inc.	37,694	2,150
*	Advanced Energy Industries Inc.	26,998	2,077
*	Itron Inc.	22,660	1,533
*,^ Stamps.com Inc.		10,648	1,468
	TiVo Corp.	82,156	1,462
	Power Integrations Inc.	19,988	1,338
	Cabot Microelectronics Corp.	17,008	1,284
*	II-VI Inc.	36,985	1,110
*	MaxLinear Inc.	35,416	1,103
*	Semtech Corp.	28,101	1,073
*	Cardtronics plc Class A	30,965	1,061
	Xperi Corp.	33,331	1,022
	Progress Software Corp.	33,117	967
*	TTM Technologies Inc.	57,311	931
*	Rogers Corp.	8,579	911
*	Rambus Inc.	75,545	894

*	Fabrinet	25,112	885
	NIC Inc.	42,158	854
*	8x8 Inc.	61,791	843
*	Qualys Inc.	20,014	841
	Ebix Inc.	14,768	817
*	Gigamon Inc.	20,806	794
	Badger Meter Inc.	19,784	776
*	ExlService Holdings Inc.	14,798	775
*	Oclaro Inc.	85,769	762
*	Electronics For Imaging Inc.	15,778	748
*	SPS Commerce Inc.	11,674	679
	Brooks Automation Inc.	24,094	664
*	MicroStrategy Inc. Class A	3,450	629
*	CEVA Inc.	14,428	610
*	Shutterstock Inc.	12,900	601
	CSG Systems International Inc.	14,061	561
*	Kulicke & Soffa Industries Inc.	25,074	555
	Methode Electronics Inc.	13,749	552
*	NETGEAR Inc.	12,756	535
*	Veeco Instruments Inc.	16,240	511
*	Rudolph Technologies Inc.	21,229	507
*	Nanometrics Inc.	17,097	475
	CTS Corp.	22,262	469
	ADTRAN Inc.	20,773	400
*	Synchronoss Technologies Inc.	29,069	371
*	ePlus Inc.	4,655	367
*	Bottomline Technologies de Inc.	13,106	328
*	Super Micro Computer Inc.	13,056	321
*	Applied Optoelectronics Inc.	4,245	296
	Forrester Research Inc.	6,809	268
	Monotype Imaging Holdings Inc.	11,499	225
*	FARO Technologies Inc.	6,007	209
*	CalAmp Corp.	10,347	196
*	LivePerson Inc.	15,825	151
*	XO Group Inc.	8,738	144
*	VASCO Data Security International Inc.	8,811	121
	Bel Fuse Inc. Class B	3,277	79
*	Kopin Corp.	18,377	63
*	DHI Group Inc.	12,376	35
			45,063
Materials (4.0%)
	Balchem Corp.	21,591	1,699
*	Ingevity Corp.	28,608	1,690
	Quaker Chemical Corp.	9,023	1,258
*	AK Steel Holding Corp.	119,787	731
	Stepan Co.	8,330	705
*	Kraton Corp.	21,009	678
	Neenah Paper Inc.	7,422	579
	Innospec Inc.	8,016	513
*,^ US Concrete Inc.		6,758	447
	Innophos Holdings Inc.	9,522	403
*	Koppers Holdings Inc.	8,848	319
	Deltic Timber Corp.	4,241	288
	A Schulman Inc.	8,600	252
	Hawkins Inc.	3,966	186

* Flotek Industries Inc.			15,457	153
				9,901
Real Estate (8.0%)
CoreSite Realty Corp.			23,055	2,427
EastGroup Properties Inc.			22,638	1,844
Lexington Realty Trust			147,000	1,413
Summit Hotel Properties Inc.			69,624	1,246
PS Business Parks Inc.			8,631	1,090
American Assets Trust Inc.			27,764	1,084
Four Corners Property Trust Inc.			40,691	1,002
Retail Opportunity Investments Corp.			49,760	983
CareTrust REIT Inc.			49,280	899
LTC Properties Inc.			17,754	856
Agree Realty Corp.			17,773	809
DiamondRock Hospitality Co.			70,742	785
Acadia Realty Trust			24,749	672
Sabra Health Care REIT Inc.			22,624	530
Ramco-Gershenson Properties Trust			41,362	521
HFF Inc. Class A			16,013	500
Getty Realty Corp.			18,324	461
Franklin Street Properties Corp.			37,890	426
Universal Health Realty Income Trust			5,606	402
Urstadt Biddle Properties Inc. Class A			20,200	378
Saul Centers Inc.			5,519	316
Hersha Hospitality Trust Class A			16,180	301
Parkway Inc.			14,808	295
Pennsylvania REIT			20,304	217
CBL & Associates Properties Inc.			26,665	205
Independence Realty Trust Inc.			12,089	116
				19,778
Telecommunication Services (0.9%)
Cogent Communications Holdings Inc.			27,822	1,096
Consolidated Communications Holdings Inc.			22,008	439
Cincinnati Bell Inc.			16,604	282
ATN International Inc.			3,621	237
* Lumos Networks Corp.			7,048	126
				2,180
Utilities (1.5%)
South Jersey Industries Inc.			54,006	1,966
California Water Service Group			32,599	1,130
American States Water Co.			11,934	546
				3,642
Total Common Stocks (Cost $225,270)				246,575
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	1.040%		6,454	646

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	0.662%	6/1/17	500	500

United States Treasury Bill	1.052%	11/24/17	100	99
				599
Total Temporary Cash Investments (Cost $1,245)				1,245
Total Investments (100.2%) (Cost $226,515)				247,820
Other Assets and Liabilities-Net (-0.2%)3,4				(452)
Net Assets (100%)				247,368

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $518,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $536,000 of collateral received for securities on loan.
4 Cash of $60,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	246,575	—	—
Temporary Cash Investments	646	599	—
Futures Contracts—Liabilities[1]	—	—	—
Total	247,221	599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and

S&P Small-Cap 600 Growth Index Fund

minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	11	753	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $226,515,000. Net unrealized appreciation of investment securities for tax purposes was $21,305,000, consisting of unrealized gains of $30,836,000 on securities that had risen in value since their purchase and $9,531,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	July 18, 2017
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	July 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.